UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Item 1. Reports to Stockholders

Semiannual report

U.S. growth equity mutual fund

Delaware U.S. Growth Fund

April 30, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware U.S. Growth Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware U.S. Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of April 30, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2014 to April 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2014 to April 30, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2014 to April 30, 2015 (Unaudited)

Delaware U.S. Growth Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	11/1/14	4/30/15	Expense Ratio	11/1/14 to 4/30/15*

Actual Fund return†
Class A	$1,000.00	$1,065.50	1.06%	$5.43
Class C	1,000.00	1,061.60	1.81%	9.25
Class R	1,000.00	1,064.20	1.31%	6.70
Institutional Class	1,000.00	1,066.90	0.81%	4.15

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.54	1.06%	$5.31
Class C	1,000.00	1,015.82	1.81%	9.05
Class R	1,000.00	1,018.30	1.31%	6.56
Institutional Class	1,000.00	1,020.78	0.81%	4.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation

and top 10 equity holdings

Delaware U.S. Growth Fund	As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stock²	98.05%
Consumer Discretionary	24.27%
Consumer Staples	4.39%
Energy	7.44%
Financial Services	15.41%
Healthcare	18.62%
Technology	27.92%
Short-Term Investments	1.36%
Total Value of Securities	99.41%
Receivables and Other Assets Net of Liabilities	0.59%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act) such as internet, semiconductors, and software. As of April 30, 2015 such amounts, as a percentage of total net assets, were 11.69%, 5.88%, and 10.35%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the “Technology sector” for financial reporting purposes may exceed 25%.

3

Security type / sector allocation

and top 10 equity holdings

Delaware U.S. Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
QUALCOMM	5.88%
Celgene	5.19%
Visa Class A	4.96%
eBay	4.67%
MasterCard Class A	4.43%
Equinix	4.42%
Walgreens Boots Alliance	4.39%
Liberty Interactive Class A	3.89%
Valeant Pharmaceuticals International	3.74%
Crown Castle International	3.65%

4

Schedule of investments

Delaware U.S. Growth Fund	April 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.05%²

Consumer Discretionary – 24.27%
Discovery Communications Class A †	982,992	$31,809,621
Discovery Communications Class C †	2,657,808	80,345,536
eBay †	3,017,144	175,778,809
L Brands	1,278,935	114,285,632
Liberty Interactive Class A †	5,085,860	146,269,334
NIKE Class B	889,659	87,933,896
Priceline Group †	80,815	100,033,615
Sally Beauty Holdings †	1,714,445	53,507,828
TripAdvisor †	1,123,380	90,420,856
Wynn Resorts	292,075	32,440,770

		912,825,897

Consumer Staples – 4.39%
Walgreens Boots Alliance	1,990,295	165,055,164

		165,055,164

Energy – 7.44%
EOG Resources	930,453	92,068,324
Kinder Morgan	2,062,109	88,567,582
Williams	1,941,051	99,362,401

		279,998,307

Financial Services – 15.41%
Crown Castle International	1,642,765	137,220,160
Intercontinental Exchange	399,052	89,599,146
MasterCard Class A	1,846,001	166,527,750
Visa Class A	2,822,499	186,426,059

		579,773,115

Healthcare – 18.62%
Actavis	448,702	126,919,848
Biogen †	264,825	99,026,012
Celgene †	1,805,230	195,073,154
Novo Nordisk ADR	2,261,060	127,229,846
Perrigo	64,002	11,730,287
Valeant Pharmaceuticals International †	648,340	140,644,396

		700,623,543

Technology – 27.92%
Adobe Systems †	983,219	74,783,637
Baidu ADR †	431,133	86,347,317
Electronic Arts †	1,856,700	107,855,703
Equinix	649,632	166,260,318
Google Class A †	140,279	76,980,907
Google Class C †	141,264	75,906,678
Intuit	753,669	75,615,611

5

Schedule of investments

Delaware U.S. Growth Fund

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Technology (continued)
Microsoft	2,698,007	$131,231,060
QUALCOMM	3,253,643	221,247,617
Yelp †	866,481	34,130,687

		1,050,359,535

Total Common Stock (cost $2,985,556,166)		3,688,635,561

	Principal amount°

Short-Term Investments – 1.36%

Discount Notes – 0.48%≠
Federal Home Loan Bank
0.05% 6/1/15	2,194,301	2,194,231
0.065% 6/5/15	971,509	971,474
0.075% 6/4/15	6,220,161	6,219,943
0.075% 6/29/15	6,220,161	6,219,782
0.08% 7/17/15	998,080	997,973
0.08% 7/22/15	1,330,773	1,330,622

		17,934,025

Repurchase Agreements – 0.88%
Bank of America Merrill Lynch 0.06%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $11,769,167 (collateralized by U.S. government obligations 0.25%–2.00% 8/31/21–1/15/25; market value $12,004,531)	11,769,148	11,769,148
Bank of Montreal 0.08%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $9,807,645 (collateralized by U.S. government obligations 0.00%–9.125% 2/4/16–7/15/24; market value $10,003,778)	9,807,623	9,807,623
BNP Paribas 0.10%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $11,620,261 (collateralized by U.S. government obligations 0.00%–2.00% 8/6/15–11/15/42; market value $11,852,634)	11,620,229	11,620,229

		33,197,000

Total Short-Term Investments (cost $51,130,212)		51,131,025

Total Value of Securities – 99.41% (cost $3,036,686,378)		$3,739,766,586

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

≠	The rate shown is the effective yield at the time of purchase.

6

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

7

Statement of assets and liabilities
Delaware U.S. Growth Fund	April 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$3,688,635,561
Short-term investments, at value[2]	51,131,025
Cash	156,991
Receivable for securities sold	58,818,941
Receivable for fund shares sold	8,173,296
Dividends and interest receivable	1,782,760

Total assets	3,808,698,574

Liabilities:
Payable for securities purchased	39,009,773
Payable for fund shares redeemed	4,085,245
Investment management fees payable	1,714,419
Other accrued expenses	1,610,490
Distribution fees payable	177,448
Other affiliates payable	95,485
Trustees’ fees and expenses payable	8,801

Total liabilities	46,701,661

Total Net Assets	$3,761,996,913

Net Assets Consist of:
Paid-in capital	$2,691,926,065
Undistributed net investment income	5,933,301
Accumulated net realized gain on investments	361,057,339
Net unrealized appreciation of investments	703,080,208

Total Net Assets	$3,761,996,913

8

Net Asset Value
Class A:
Net assets	$401,016,148
Shares of beneficial interest outstanding, unlimited authorization, no par	15,094,151
Net asset value per share	$26.57
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$28.19

Class C:
Net assets	$102,022,257
Shares of beneficial interest outstanding, unlimited authorization, no par	4,198,078
Net asset value per share	$24.30

Class R:
Net assets	$25,465,346
Shares of beneficial interest outstanding, unlimited authorization, no par	985,162
Net asset value per share	$25.85

Institutional Class:
Net assets	$3,233,493,162
Shares of beneficial interest outstanding, unlimited authorization, no par	114,471,605
Net asset value per share	$28.25

[1]Investments, at cost	$2,985,556,166
[2]Short-term investments, at cost	51,130,212

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations

Delaware U.S. Growth Fund	Six months ended April 30, 2015 (Unaudited)

Investment Income:
Dividends	$23,252,072
Interest	20,651
Foreign tax withheld	(227,522)

23,045,201

Expenses:
Management fees	9,981,914
Distribution expenses – Class A	474,308
Distribution expenses – Class C	477,553
Distribution expenses – Class R	62,705
Dividend disbursing and transfer agent fees and expenses	3,105,062
Accounting and administration expenses	575,682
Reports and statements to shareholders	527,191
Legal fees	142,955
Registration fees	86,167
Trustees’ fees and expenses	82,480
Custodian fees	76,670
Audit and tax	16,152
Other	51,304

15,660,143
Less expense paid indirectly	(289)

Total operating expenses	15,659,854

Net Investment Income	7,385,347

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	364,437,426
Net change in unrealized appreciation (depreciation) of investments	(141,359,022)

Net Realized and Unrealized Gain	223,078,404

Net Increase in Net Assets Resulting from Operations	$230,463,751

See accompanying notes, which are an integral part of the financial statements.

10

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Statements of changes in net assets

Delaware U.S. Growth Fund

	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,385,347	$13,677,132
Net realized gain	364,437,426	142,195,756
Net change in unrealized appreciation (depreciation)	(141,359,022)	318,136,773

Net increase in net assets resulting from operations	230,463,751	474,009,661

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(811,997)	—
Institutional Class	(12,926,365)	(1,820,767)

Net realized gain:
Class A	(9,901,170)	—
Class C	(2,699,110)	—
Class R	(642,640)	—
Institutional Class	(76,134,095)	—

	(103,115,377)	(1,820,767)

Capital Share Transactions:
Proceeds from shares sold:
Class A	83,218,157	254,971,002
Class B	—	13,417
Class C	15,363,724	25,719,809
Class R	6,317,518	9,814,713
Institutional Class	427,086,700	965,778,442

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	10,441,814	—
Class C	2,632,615	—
Class R	641,565	—
Institutional Class	87,416,483	1,720,838

	633,118,576	1,258,018,221

12

	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14
Cost of shares redeemed:
Class A	$(57,213,737)	$(247,749,954)
Class B	—	(1,613,327)
Class C	(9,071,948)	(15,208,519)
Class R	(9,536,792)	(10,164,108)
Institutional Class	(374,631,296)	(590,872,593)

	(450,453,773)	(865,608,501)

Increase in net assets derived from capital share transactions	182,664,803	392,409,720

Net Increase in Net Assets	310,013,177	864,598,614

Net Assets:
Beginning of period	3,451,983,736	2,587,385,122

End of period	$3,761,996,913	$3,451,983,736

Undistributed net investment income	$5,933,301	$12,286,316

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware U.S. Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 4/30/15[1]	Year ended
(Unaudited)	10/31/14	10/31/13		10/31/12		10/31/11		10/31/10

$ 25.660	$21.970	$17.310		$14.960		$13.450		$11.100

0.028	0.062	(0.012)		(0.031)		0.006		(0.038)
1.634	3.628	4.672		2.381		1.504		2.388

1.662	3.690	4.660		2.350		1.510		2.350

(0.057)	—	—		—		—		—
(0.695)	—	—		—		—		—

(0.752)	—	—		—		—		—

$ 26.570	$25.660	$21.970		$17.310		$14.960		$13.450

6.55%	16.80%	26.92%		15.71%		11.23%		21.17%

$401,016	$351,388	$290,303		$146,112		$60,615		$89,259
1.06%	1.06%	1.09%		1.10%		1.10%		1.07%
1.06%	1.06%	1.13%		1.16%		1.21%		1.26%
0.22%	0.26%	(0.06%	)	(0.19%	)	0.04%		(0.31%	)
0.22%	0.26%	(0.10%	)	(0.25%	)	(0.07%	)	(0.50%	)
22%	25%	23%		20%		25%		22%

15

Financial highlights

Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 4/30/15[1]	Year ended
(Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

$ 23.560	$20.330	$16.130	$14.050	$12.720	$10.580

(0.063)	(0.107)	(0.147)	(0.146)	(0.098)	(0.123)
1.498	3.337	4.347	2.226	1.428	2.263

1.435	3.230	4.200	2.080	1.330	2.140

(0.695)	—	—	—	—	—

(0.695)	—	—	—	—	—

$ 24.300	$23.560	$20.330	$16.130	$14.050	$12.720

6.16%	15.89%	26.04%	14.80%	10.46%	20.23%

$102,022	$90,104	$67,898	$31,103	$13,456	$12,535
1.81%	1.81%	1.84%	1.85%	1.85%	1.82%
1.81%	1.81%	1.84%	1.86%	1.91%	1.96%
(0.53%)	(0.49%)	(0.81%)	(0.94%)	(0.71%)	(1.06%)
(0.53%)	(0.49%)	(0.81%)	(0.95%)	(0.77%)	(1.20%)
22%	25%	23%	20%	25%	22%

17

Financial highlights

Delaware U.S. Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 4/30/15[1]	Year ended
(Unaudited)	10/31/14	10/31/13		10/31/12		10/31/11		10/31/10

$ 24.960	$21.430	$16.920		$14.660		$13.210		$10.930

(0.004)	0.004	(0.059)		(0.073)		(0.030)		(0.067)
1.589	3.526	4.569		2.333		1.480		2.347

1.585	3.530	4.510		2.260		1.450		2.280

(0.695)	—	—		—		—		—

(0.695)	—	—		—		—		—

$ 25.850	$24.960	$21.430		$16.920		$14.660		$13.210

6.42%	16.47%	26.66%		15.42%		10.98%		20.86%

$ 25,466	$27,053	$23,815		$11,202		$1,697		$2,375
1.31%	1.31%	1.34%		1.35%		1.35%		1.32%
1.31%	1.31%	1.43%		1.46%		1.51%		1.56%
(0.03%)	0.01%	(0.31%	)	(0.44%	)	(0.21%	)	(0.56%	)
(0.03%)	0.01%	(0.40%	)	(0.55%	)	(0.37%	)	(0.80%	)
22%	25%	23%		20%		25%		22%

19

Financial highlights

Delaware U.S. Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 4/30/15[1]	Year ended
(Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

$ 27.260	$23.310	$18.340	$15.830	$14.220	$11.710

0.064	0.130	0.039	0.011	0.045	(0.008)
1.739	3.839	4.959	2.520	1.587	2.527

1.803	3.969	4.998	2.531	1.632	2.519

(0.118)	(0.019)	(0.028)	(0.021)	(0.022)	(0.009)
(0.695)	—	—	—	—	—

(0.813)	(0.019)	(0.028)	(0.021)	(0.022)	(0.009)

$ 28.250	$27.260	$23.310	$18.340	$15.830	$14.220

6.69%	17.04%	27.29%	16.01%	11.48%	21.42%

$3,233,493	$2,983,439	$2,203,909	$922,606	$563,004	$477,361
0.81%	0.81%	0.84%	0.85%	0.85%	0.82%
0.81%	0.81%	0.84%	0.86%	0.91%	0.96%
0.47%	0.51%	0.19%	0.06%	0.29%	(0.06% )
0.47%	0.51%	0.19%	0.05%	0.23%	(0.20% )
22%	25%	23%	20%	25%	22%

21

Notes to financial statements

Delaware U.S. Growth Fund	April 30, 2015 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2011–Oct. 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

22

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2015.

Use of Estimates – The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included on the “Statement of operations” under “Net realized gain on investments” and totaled $6,065 for the six months ended April 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

23

Notes to financial statements

Delaware U.S. Growth Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2015, the Fund earned $289 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Jackson Square Partners, LLC (JSP) furnishes investment sub-advisory services to the Fund. For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.325% of the first $500 million; 0.300% of the next $500 million; 0.275% of the next $1.5 billion; and 0.250% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DIFSC fees which are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2015, the Fund was charged $85,105 for these services. This amount is included on the “Statement of operations” under “Accounting and Administration expenses.”

DIFSC is the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DIFSC fees which are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2015, the Fund was charged $374,167 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon

24

Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2015, the Fund was charged $51,577 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2015, DDLP earned $48,610 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2015, DDLP received gross CDSC commissions of $6 and $455 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$847,303,425
Sales	793,507,384

At April 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$3,036,686,378

Aggregate unrealized appreciation	$801,134,140
Aggregate unrealized depreciation	(98,053,825)

Net unrealized appreciation	$703,080,315

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the

25

Notes to financial statements

Delaware U.S. Growth Fund

3. Investments (continued)

asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Total
Common Stock	$3,688,635,561	$—	$3,688,635,561
Short-Term Investments	—	51,131,025	51,131,025

Total	$3,688,635,561	$51,131,025	$3,739,766,586

During the six months ended April 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

26

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2015, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/15	Year ended 10/31/14
Shares sold:
Class A	3,184,766	10,776,994
Class B	—	689
Class C	641,229	1,175,839
Class R	248,483	419,718
Institutional Class	15,365,886	37,996,352

Shares issued upon reinvestment of dividends and distributions:
Class A	402,692	—
Class C	110,710	—
Class R	25,409	—
Institutional Class	3,173,109	69,875
	23,152,284	50,439,467

Shares redeemed:
Class A	(2,187,927)	(10,293,569)
Class B	—	(78,453)
Class C	(377,675)	(691,476)
Class R	(372,574)	(447,125)
Institutional Class	(13,506,271)	(23,188,911)
	(16,444,447)	(34,699,534)
Net increase	6,707,837	15,739,933

For the year ended Oct. 31, 2014, 47,284 Class B shares were converted to 40,382 Class A shares valued at $974,760. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the “Statements of changes in net assets.”

27

Notes to financial statements

Delaware U.S. Growth Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended April 30, 2015 and the year ended Oct. 31, 2014, exchange transactions were as follows:

Six months ended April 30, 2015

Exchange Redemptions		Exchange Subscriptions Institutional
Class A Shares	Class C Shares	Class Shares	Value
—	7,654	6,602	$182,023

Year ended Oct. 31, 2014

Exchange Redemptions		Exchange Subscriptions Institutional
Class A Shares	Class C Shares	Class Shares	Value
3,922	13,933	15,787	$401,166

These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, the Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the agreement described above. The line of credit available under the agreement expires on Nov. 9, 2015.

The Fund had no amounts outstanding as of April 30, 2015 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both

28

gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$11,769,148	$(11,769,148)	$—	$—
Bank of Montreal	9,807,623	(9,807,623)	—	—
BNP Paribas	11,620,229	(11,620,229)	—	—

Total	$33,197,000	$(33,197,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on

29

Notes to financial statements

Delaware U.S. Growth Fund

7. Securities Lending (continued)

any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2015, the Fund had no securities out on loan.

30

8. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2015, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years.

Management has determined that this pronouncement has no impact to the Fund’s financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2015 that would require recognition or disclosure in the Fund’s financial statements.

31

Other Fund information (Unaudited)

Delaware U.S. Growth Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Adviser Funds (the “Trust”), on behalf of Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund (each, a “Fund” and together, the “Funds”), held on March 31, 2015 and reconvened to April 21, 2015 and May 12, 2015 for the proposals listed in items (ii) and (iii) below for Delaware Diversified Income Fund, the shareholders of the Trust / the Funds voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for the Funds; (iii) revise the fundamental investment restriction relating to lending for the Funds; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposal was submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of the shares outstanding of the Funds of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	377,368,701.625	48.448%	98.301%	6,520,382.325	0.837%	1.699%
Ann D. Borowiec	377,497,661.478	48.464%	98.335%	6,391,422.472	0.821%	1.665%
Joseph W. Chow	377,534,720.702	48.469%	98.345%	6,354,363.248	0.816%	1.655%
Patrick P. Coyne	377,414,270.764	48.453%	98.313%	6,474,813.186	0.831%	1.687%
John A. Fry	377,491,073.066	48.463%	98.333%	6,398,010.884	0.821%	1.667%
Lucinda S. Landreth	377,396,976.901	48.451%	98.309%	6,492,107.049	0.833%	1.691%
Frances A. Sevilla-Sacasa	377,431,097.052	48.456%	98.318%	6,457,986.898	0.829%	1.682%
Thomas K. Whitford	377,574,025.766	48.474%	98.355%	6,315,058.184	0.811%	1.645%
Janet L. Yeomans	377,532,727.906	48.469%	98.344%	6,356,356.044	0.816%	1.656%
J. Richard Zecher	377,320,103.052	48.441%	98.289%	6,568,980.898	0.843%	1.711%

32

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Diversified Income Fund

Shares voted for	237,724,523.189
Percentage of outstanding shares	37.202%
Percentage of shares voted	72.243%
Shares voted against	11,256,121.007
Percentage of outstanding shares	1.761%
Percentage of shares voted	3.421%
Shares abstained	8,367,609.174
Percentage of outstanding shares	1.309%
Percentage of shares voted	2.543%
Broker non-votes	71,712,447.899

Delaware Global Real Estate Opportunities Fund

Shares voted for	6,077,891.020
Percentage of outstanding shares	80.832%
Percentage of shares voted	82.280%
Shares voted against	11,008.448
Percentage of outstanding shares	0.146%
Percentage of shares voted	0.149%
Shares abstained	31,761.948
Percentage of outstanding shares	0.422%
Percentage of shares voted	0.430%
Broker non-votes	1,266,215.000

Delaware U.S. Growth Fund

Shares voted for	63,584,366.207
Percentage of outstanding shares	48.028%
Percentage of shares voted	79.302%
Shares voted against	2,815,123.196
Percentage of outstanding shares	2.126%
Percentage of shares voted	3.511%
Shares abstained	310,995.891
Percentage of outstanding shares	0.235%
Percentage of shares voted	0.388%
Broker non-votes	13,469,786.000

33

Other Fund information (Unaudited)

Delaware U.S. Growth Fund

Proxy Results (continued)

3. To revise the fundamental investment restriction relating to lending.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Diversified Income Fund

Shares voted for	236,542,353.523
Percentage of outstanding shares	37.017%
Percentage of shares voted	71.884%
Shares voted against	11,721,375.093
Percentage of outstanding shares	1.834%
Percentage of shares voted	3.562%
Shares abstained	9,084,523.754
Percentage of outstanding shares	1.422%
Percentage of shares voted	2.761%
Broker non-votes	71,712,448.899

Delaware Global Real Estate Opportunities Fund

Shares voted for	6,085,238.221
Percentage of outstanding shares	80.929%
Percentage of shares voted	82.379%
Shares voted against	25,022.195
Percentage of outstanding shares	0.333%
Percentage of shares voted	0.339%
Shares abstained	10,402.000
Percentage of outstanding shares	0.138%
Percentage of shares voted	0.141%
Broker non-votes	1,266,214.000

Delaware U.S. Growth Fund

Shares voted for	66,013,088.616
Percentage of outstanding shares	49.862%
Percentage of shares voted	82.331%
Shares voted against	361,043.749
Percentage of outstanding shares	0.273%
Percentage of shares voted	0.450%
Shares abstained	336,348.929
Percentage of outstanding shares	0.254%
Percentage of shares voted	0.419%
Broker non-votes	13,469,790.000

34

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Adviser Funds

Shares voted for	276,841,786.289
Percentage of outstanding shares	35.542%
Percentage of shares voted	72.115%
Shares voted against	5,466,797.899
Percentage of outstanding shares	0.702%
Percentage of shares voted	1.424%
Shares abstained	6,966,088.763
Percentage of outstanding shares	0.894%
Percentage of shares voted	1.815%
Broker non-votes	94,614,410.999

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group Adviser Funds

Shares voted for	276,183,863.480
Percentage of outstanding shares	35.457%
Percentage of shares voted	71.944%
Shares voted against	6,322,961.795
Percentage of outstanding shares	0.812%
Percentage of shares voted	1.647%
Shares abstained	6,767,846.676
Percentage of outstanding shares	0.869%
Percentage of shares voted	1.763%
Broker non-votes	94,614,411.999

35

Other Fund information (Unaudited)

Delaware U.S. Growth Fund

Proxy Results (continued)

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Adviser Funds

Shares voted for	277,825,824.039
Percentage of outstanding shares	35.668%
Percentage of shares voted	72.371%
Shares voted against	5,038,256.207
Percentage of outstanding shares	0.647%
Percentage of shares voted	1.312%
Shares abstained	6,410,588.705
Percentage of outstanding shares	0.823%
Percentage of shares voted	1.670%
Broker non-votes	94,614,414.999

36

About the organization

Board of trustees

Thomas L. Bennett

Chairman of the Board

Delaware Investments®

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

	Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

Roger A. Early	David F. Connor	Daniel V. Geatens	Richard Salus
President and Chief Executive Officer Delaware Investments Family of Funds Philadelphia, PA	Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q is available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

37

Semiannual report

Fixed income mutual fund

Delaware Diversified Income Fund

April 30, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Income Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Diversified Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of April 30, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

©2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2014 to April 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2014 to April 30, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2014 to April 30, 2015 (Unaudited)

Delaware Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	11/1/14	4/30/15	Expense Ratio	11/1/14 to 4/30/15*
Actual Fund return†
Class A	$1,000.00	$1,015.60	0.92%	$4.60
Class C	1,000.00	1,011.80	1.67%	8.33
Class R	1,000.00	1,014.30	1.17%	5.84
Institutional Class	1,000.00	1,016.80	0.67%	3.35
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.23	0.92%	$4.61
Class C	1,000.00	1,016.51	1.67%	8.35
Class R	1,000.00	1,018.99	1.17%	5.86
Institutional Class	1,000.00	1,021.47	0.67%	3.36
*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Diversified Income Fund	As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	1.76%
Agency Mortgage-Backed Securities	15.30%
Collateralized Debt Obligation	0.17%
Commercial Mortgage-Backed Securities	5.82%
Convertible Bonds	1.53%
Corporate Bonds	49.81%
Automotive	1.11%
Banking	5.67%
Basic Industry	4.25%
Brokerage	0.56%
Capital Goods	1.05%
Communications	8.27%
Consumer Cyclical	3.90%
Consumer Non-Cyclical	4.07%
Electric	4.18%
Energy	6.65%
Finance Companies	0.87%
Healthcare	1.03%
Insurance	1.71%
Real Estate	1.38%
Services	1.28%
Technology	2.12%
Transportation	0.76%
Utilities	0.95%
Municipal Bonds	1.12%
Non-Agency Asset-Backed Securities	1.91%
Non-Agency Collateralized Mortgage Obligations	1.25%
Regional Bonds	0.21%
Senior Secured Loans	11.59%
Sovereign Bonds	3.22%
Supranational Banks	0.61%
U.S. Treasury Obligations	1.51%
Common Stock	0.04%
Convertible Preferred Stock	0.44%
Preferred Stock	0.55%
Short-Term Investments	5.03%

Security type / sector allocation

Delaware Diversified Income Fund

Security type / sector	Percentage of net assets
Total Value of Securities	101.89%
Liabilities Net of Receivables and Other Assets	(1.89%)
Total Net Assets	100.00%

Schedule of investments
Delaware Diversified Income Fund	April 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Asset-Backed Securities – 0.02%

Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.287% 9/26/33 f	908,429	$994,633
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31	3,685	3,862
Series 2002-W11 AV1 0.521% 11/25/32 •	6,791	6,229

Total Agency Asset-Backed Securities (cost $885,363)		1,004,724

Agency Collateralized Mortgage Obligations – 1.76%

Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	14,690	16,257
Series 2002-T4 A3 7.50% 12/25/41	154,384	175,359
Series 2002-T19 A1 6.50% 7/25/42	112,174	128,190
Series 2004-T1 1A2 6.50% 1/25/44	49,431	56,969
Fannie Mae Interest Strip
Series 265 2 9.00% 3/25/24	6,354	7,329
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.482% 2/25/42 •	15,616	18,313
Series 2002-W6 2A 6.862% 6/25/42 •	30,101	35,116
Series 2003-W1 2A 6.512% 12/25/42 •	16,036	18,712
Series 2003-W10 1A4 4.505% 6/25/43	21,792	23,461
Series 2003-W15 2A7 5.55% 8/25/43	22,385	23,861
Series 2004-W11 1A2 6.50% 5/25/44	318,084	376,707
Fannie Mae REMICs
Series 1990-92 C 7.00% 8/25/20	681	745
Series 1996-46 ZA 7.50% 11/25/26	135,164	153,695
Series 2001-50 BA 7.00% 10/25/41	73,280	85,135
Series 2002-83 GH 5.00% 12/25/17	91,706	95,428
Series 2002-90 A2 6.50% 11/25/42	215,763	244,996
Series 2003-11 BY 5.50% 2/25/33	117,453	130,948
Series 2003-26 AT 5.00% 11/25/32	2,066,329	2,124,946
Series 2003-38 MP 5.50% 5/25/23	1,947,597	2,148,086
Series 2003-78 B 5.00% 8/25/23	57,345	62,358
Series 2003-106 WE 4.50% 11/25/22	158,816	158,818
Series 2005-110 MB 5.50% 9/25/35	889,374	958,012
Series 2007-40 PT 5.50% 5/25/37	27,299	30,367
Series 2009-11 MP 7.00% 3/25/49	34,419	39,555
Series 2009-94 AC 5.00% 11/25/39	4,793,976	5,363,630
Series 2010-41 PN 4.50% 4/25/40	7,623,413	8,311,960
Series 2010-75 NA 4.00% 9/25/28	486,253	499,510
Series 2010-96 DC 4.00% 9/25/25	13,945,454	14,745,044
Series 2011-105 FP 0.581% 6/25/41 •	34,054	34,144
Series 2011-113 CP 5.00% 9/25/39	1,393,101	1,490,791
Series 2012-19 HB 4.00% 1/25/42	1,040,207	1,091,438

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2012-19 NI 3.50% 10/25/31 S	4,828,989	$653,385
Series 2012-122 SD 5.919% 11/25/42 • S	10,508,048	2,524,105
Series 2013-20 IH 3.00% 3/25/33 S	6,294,088	955,317
Series 2013-31 MI 3.00% 4/25/33 S	31,828,601	5,015,093
Series 2013-44 DI 3.00% 5/25/33 S	39,476,919	5,990,895
Series 2014-36 ZE 3.00% 6/25/44	4,180,251	3,777,241
Series 2014-72 ZJ 3.00% 11/25/44	402,075	346,806
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	161,543	183,335
Series 2326 ZQ 6.50% 6/15/31	523,889	604,352
Series 2557 WE 5.00% 1/15/18	1,126,519	1,173,105
Series 2621 QH 5.00% 5/15/33	51,471	57,623
Series 2624 QH 5.00% 6/15/33	24,557	27,569
Series 2717 MH 4.50% 12/15/18	35,175	36,844
Series 2809 DC 4.50% 6/15/19	664,097	695,353
Series 2981 NE 5.00% 5/15/35	16,953	18,879
Series 3123 HT 5.00% 3/15/26	29,754	32,791
Series 3150 EQ 5.00% 5/15/26	38,895	42,718
Series 3232 KF 0.632% 10/15/36 •	69,464	70,129
Series 3239 EF 0.532% 11/15/36 •	13,505	13,570
Series 3290 PE 5.50% 3/15/37	322,886	365,499
Series 3416 GK 4.00% 7/15/22	19,464	19,587
Series 3574 D 5.00% 9/15/39	214,543	236,620
Series 3656 PM 5.00% 4/15/40	9,578,589	10,571,725
Series 3804 EH 3.50% 7/15/40	111,871	116,962
Series 4065 DE 3.00% 6/15/32	1,626,000	1,649,266
Series 4122 LI 3.00% 10/15/27 S	935,611	115,125
Series 4150 PQ 2.50% 1/15/43	607,945	552,386
Series 4185 LI 3.00% 3/15/33 S	9,797,176	1,542,117
Series 4191 CI 3.00% 4/15/33 S	4,013,425	530,898
Series 4217 HI 2.50% 6/15/28 S	883,833	93,988
Series 4251 KI 2.50% 4/15/28 S	754,257	57,104
Series 4389 ZC 3.00% 9/15/44	816,901	706,908
Series 4391 GZ 2.50% 12/15/40	102,727	91,395
Series 4403 CZ 3.00% 10/15/44	116,951	94,854
Freddie Mac Strips
Series 19 F 1.042% 6/1/28 •	3,277	3,322
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ¿	93,367	109,230
Series T-54 2A 6.50% 2/25/43 ¿	24,757	29,445
Series T-58 2A 6.50% 9/25/43 ¿	536,807	619,337
Series T-60 1A4C 4.669% 3/25/44 ¿ •	1,813	1,815

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2010-113 KE 4.50% 9/20/40	20,442,264	$22,756,369
Vendee Mortgage Trust
Series 2000-1 1A 6.451% 1/15/30 •	19,236	22,055

Total Agency Collateralized Mortgage Obligations (cost $99,083,081)		101,154,997

Agency Mortgage-Backed Securities – 15.30%

Fannie Mae
6.00% 9/1/17	2,516	2,620
6.50% 8/1/17	33,910	35,007
6.50% 8/1/37	620,168	684,943
7.00% 11/15/16	530	529
Fannie Mae ARM
1.875% 7/1/33 •	66,818	70,049
1.885% 1/1/36 •	76,201	80,717
2.015% 11/1/24 •	1,973	2,070
2.07% 8/1/34 •	20,043	21,289
2.08% 3/1/38 •	8,579	9,096
2.088% 9/1/38 •	439,599	473,936
2.174% 6/1/37 •	8,428	8,989
2.193% 8/1/36 •	26,563	28,336
2.268% 7/1/36 •	2,186	2,330
2.27% 11/1/35 •	100,039	106,527
2.27% 4/1/36 •	724	770
2.27% 6/1/36 •	109,806	116,943
2.277% 10/1/33 •	77,400	80,760
2.277% 6/1/34 •	1,171	1,248
2.277% 7/1/36 •	55,055	58,670
2.28% 12/1/33 •	14,193	15,066
2.315% 11/1/35 •	310,229	331,013
2.327% 11/1/32 •	471	506
2.347% 4/1/37 •	1,094,641	1,162,407
2.357% 4/1/36 •	327,014	348,808
2.409% 4/1/36 •	229,897	245,251
2.419% 5/1/43 •	6,054,818	6,169,885
2.442% 6/1/34 •	50,644	53,941
2.546% 6/1/43 •	1,447,481	1,480,841
3.19% 4/1/44 •	3,290,427	3,420,957
3.265% 3/1/44 •	4,525,752	4,725,111
3.296% 9/1/43 •	4,375,480	4,577,169
4.474% 5/1/36 •	141,812	152,946
5.034% 8/1/35 •	72,849	77,580
5.646% 8/1/37 •	344,829	366,016

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae Relocation 15 yr
4.00% 9/1/20	131,518	$138,174
Fannie Mae Relocation 30 yr
5.00% 9/1/33	75,596	83,412
5.00% 11/1/33	28,157	31,050
5.00% 1/1/34	2,542	2,802
5.00% 11/1/34	30,309	33,417
5.00% 4/1/35	70,101	77,286
5.00% 10/1/35	55,985	61,747
5.00% 1/1/36	113,730	125,367
Fannie Mae S.F. 15 yr
2.50% 11/1/27	231,018	237,451
2.50% 2/1/28	11,111,320	11,419,102
2.50% 4/1/28	77,004	79,099
2.50% 5/1/28	1,911,019	1,962,952
3.00% 4/1/27	1,040,550	1,092,865
3.00% 6/1/27	76,127	79,851
3.00% 5/1/28	1,246,415	1,305,505
3.50% 2/1/26	908,323	965,370
3.50% 7/1/26	4,404,745	4,701,321
3.50% 3/1/27	154,038	163,780
3.50% 11/1/27	482,389	515,386
3.50% 11/1/28	373,982	399,419
4.00% 3/1/24	25,287	27,070
4.00% 4/1/24	3,316	3,551
4.00% 11/1/24	57,549	60,760
4.00% 2/1/25	667,301	714,882
4.00% 5/1/25	1,711,186	1,839,063
4.00% 6/1/25	6,015,950	6,464,540
4.00% 11/1/25	11,787,256	12,681,866
4.00% 12/1/26	2,842,417	3,049,103
4.00% 1/1/27	20,251,001	21,759,061
4.00% 5/1/27	6,308,451	6,796,152
4.00% 8/1/27	3,107,946	3,344,060
4.50% 4/1/18	10,646	11,138
4.50% 7/1/18	19,124	20,008
4.50% 9/1/18	11,786	12,330
4.50% 11/1/18	23,070	24,137
4.50% 2/1/19	24,506	25,641
4.50% 3/1/19	74,842	78,302
4.50% 4/1/20	9,720	10,176
4.50% 7/1/20	148,896	156,763
4.50% 4/1/23	58,415	62,489

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 15 yr
4.50% 9/1/24	192,788	$204,381
4.50% 11/1/24	68,270	73,453
5.00% 11/1/18	132,772	139,473
5.00% 6/1/19	78,301	82,278
5.00% 12/1/19	232,511	244,263
5.00% 9/1/20	2,983	3,188
5.00% 12/1/21	36,941	39,233
5.50% 2/1/18	29,711	31,153
5.50% 4/1/19	13,493	14,211
5.50% 5/1/19	37,937	39,777
5.50% 10/1/21	12,212	13,303
5.50% 4/1/23	67,811	74,298
5.50% 6/1/23	48,283	53,124
6.00% 12/1/16	5,949	6,112
6.00% 8/1/17	16,140	16,693
6.00% 12/1/17	3,663	3,718
6.00% 3/1/21	831	895
6.00% 9/1/21	2,163,404	2,405,240
6.00% 2/1/22	47,087	50,478
6.00% 8/1/22	27,839	30,338
6.00% 2/1/23	3,562	3,937
Fannie Mae S.F. 20 yr
3.00% 10/1/32	20,741	21,532
3.00% 2/1/33	393,800	406,361
3.00% 8/1/33	168,822	174,209
3.00% 4/1/34	121,982	125,871
3.00% 8/1/34	1,175,807	1,212,961
3.50% 11/1/31	51,100	54,137
3.50% 4/1/32	21,719	22,947
3.50% 5/1/32	126,628	133,765
3.50% 8/1/32	599,322	633,549
3.50% 10/1/34	2,530,454	2,668,046
4.00% 12/1/30	220,943	237,812
4.00% 1/1/31	1,049,561	1,129,590
4.00% 2/1/31	2,492,862	2,683,080
4.50% 9/1/23	717,434	781,473
4.50% 4/1/24	6,930	7,548
5.00% 7/1/23	21,871	24,330
5.00% 11/1/23	412,354	458,712
5.00% 12/1/23	186,690	207,679
5.00% 3/1/28	34,329	38,189
5.50% 7/1/23	102,644	116,047

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 20 yr
5.50% 2/1/24	208,457	$235,677
5.50% 12/1/24	317,130	358,548
5.50% 1/1/25	210,901	238,462
5.50% 2/1/25	36,913	41,733
5.50% 7/1/25	30,189	34,131
5.50% 11/1/25	303,578	343,226
5.50% 3/1/27	97,469	110,197
5.50% 3/1/28	413,618	467,628
5.50% 8/1/28	1,596,073	1,804,485
5.50% 12/1/29	438,758	496,050
6.00% 10/1/21	14,678	16,750
6.00% 9/1/29	2,141,662	2,444,445
6.50% 10/1/18	3,667	4,225
6.50% 2/1/19	7,433	8,565
6.50% 5/1/22	4,801	5,531
6.50% 10/1/24	10,225	11,781
6.50% 10/1/27	53,484	61,625
Fannie Mae S.F. 30 yr
3.00% 7/1/42	3,225,879	3,292,353
3.00% 10/1/42	52,961,526	54,062,699
3.00% 12/1/42	9,145,481	9,335,359
3.00% 1/1/43	15,760,320	16,083,221
3.00% 2/1/43	1,899,353	1,938,553
3.00% 4/1/43	13,614,135	13,888,125
3.00% 5/1/43	2,972,910	3,030,890
3.50% 4/1/42	9,718	10,197
3.50% 9/1/42	242,077	254,080
3.50% 1/1/43	771,553	809,562
4.00% 5/1/43	549,109	594,038
4.00% 8/1/43	1,413,636	1,522,802
4.00% 7/1/44	14,186,412	15,353,612
4.50% 7/1/36	1,625,234	1,775,202
4.50% 4/1/40	4,141,323	4,520,213
4.50% 11/1/40	4,077,588	4,454,148
4.50% 12/1/40	1,520,163	1,660,836
4.50% 3/1/41	7,792,964	8,498,208
4.50% 4/1/41	7,558,177	8,260,600
4.50% 5/1/41	873,071	963,111
4.50% 7/1/41	1,997,877	2,184,257
4.50% 8/1/41	2,736	2,990
4.50% 10/1/41	5,733,127	6,275,132
4.50% 1/1/42	68,065,363	74,344,327

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
4.50% 9/1/42	8,891,361	$9,756,383
4.50% 12/1/43	720,598	784,919
4.50% 2/1/44	998,608	1,088,045
4.50% 5/1/44	3,577,370	3,900,461
4.50% 6/1/44	4,569,097	4,989,241
5.00% 4/1/33	107,473	120,291
5.00% 7/1/33	111,486	124,768
5.00% 11/1/33	122,349	136,936
5.00% 3/1/34	56,783	63,565
5.00% 4/1/34	243,671	271,181
5.00% 2/1/35	4,813	5,388
5.00% 4/1/35	597,635	667,611
5.00% 5/1/35	22,273	24,848
5.00% 6/1/35	3,513	3,919
5.00% 7/1/35	1,314,424	1,465,703
5.00% 8/1/35	576,726	642,835
5.00% 9/1/35	4,462	4,994
5.00% 10/1/35	2,938,174	3,276,326
5.00% 11/1/35	1,855,001	2,067,668
5.00% 7/1/36	3,194	3,568
5.00% 8/1/36	6,142	6,850
5.00% 12/1/36	10,302	11,486
5.00% 2/1/37	60,546	67,757
5.00% 4/1/37	774,328	863,307
5.00% 8/1/37	2,078,357	2,319,057
5.00% 2/1/38	925,829	1,031,967
5.00% 5/1/38	36,671	40,897
5.00% 6/1/39	278,345	310,322
5.50% 12/1/32	159,765	181,794
5.50% 2/1/33	2,513,251	2,858,706
5.50% 9/1/33	7,208	8,194
5.50% 3/1/34	217,634	247,707
5.50% 4/1/34	944,324	1,073,687
5.50% 5/1/34	417,510	475,381
5.50% 8/1/34	121,196	137,269
5.50% 9/1/34	121,396	138,153
5.50% 11/1/34	924,089	1,051,511
5.50% 12/1/34	605,061	688,176
5.50% 1/1/35	2,492,453	2,833,883
5.50% 2/1/35	659,885	750,680
5.50% 3/1/35	430,843	488,428
5.50% 4/1/35	2,491	2,852

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 5/1/35	7,786	$8,843
5.50% 6/1/35	655,364	741,290
5.50% 8/1/35	186,483	212,140
5.50% 9/1/35	2,787	3,164
5.50% 10/1/35	2,587,199	2,935,681
5.50% 11/1/35	8,030	9,099
5.50% 12/1/35	520,401	591,826
5.50% 1/1/36	589,590	669,367
5.50% 3/1/36	39,140	44,349
5.50% 4/1/36	2,283,705	2,582,191
5.50% 5/1/36	1,976,821	2,238,468
5.50% 7/1/36	554,709	630,212
5.50% 9/1/36	191,247	217,585
5.50% 11/1/36	2,078,954	2,351,507
5.50% 12/1/36	94,822	107,203
5.50% 1/1/37	3,185,200	3,606,324
5.50% 2/1/37	47,640	53,884
5.50% 4/1/37	5,853,679	6,625,230
5.50% 8/1/37	2,626,481	2,985,143
5.50% 11/1/37	34,262	38,736
5.50% 12/1/37	4,812	5,441
5.50% 1/1/38	267,361	302,272
5.50% 2/1/38	2,395,419	2,717,619
5.50% 3/1/38	1,552,392	1,761,896
5.50% 4/1/38	17,049	19,276
5.50% 5/1/38	228,565	258,410
5.50% 6/1/38	6,324,530	7,150,374
5.50% 7/1/38	44,137	49,900
5.50% 8/1/38	43,101	48,729
5.50% 9/1/38	428,482	486,074
5.50% 11/1/38	102,315	115,676
5.50% 12/1/38	595,615	676,603
5.50% 1/1/39	3,325,417	3,771,316
5.50% 2/1/39	11,158,389	12,657,970
5.50% 9/1/39	8,167	9,233
5.50% 10/1/39	2,429,470	2,746,706
5.50% 11/1/39	19,392	21,924
5.50% 12/1/39	995,810	1,140,214
5.50% 5/1/40	11,303	12,779
5.50% 6/1/40	7,365	8,327
5.50% 7/1/40	2,313,427	2,618,265
5.50% 4/1/41	1,426,287	1,618,450

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 9/1/41	28,090,229	$31,765,278
6.00% 7/1/27	6,896	7,954
6.00% 4/1/32	14,004	16,159
6.00% 8/1/34	315,211	362,701
6.00% 11/1/34	15,701	18,072
6.00% 12/1/34	3,471	3,989
6.00% 6/1/35	3,291	3,756
6.00% 7/1/35	75,274	86,551
6.00% 9/1/35	100,210	115,198
6.00% 10/1/35	46,733	53,750
6.00% 11/1/35	27,241	31,356
6.00% 12/1/35	533,447	613,473
6.00% 6/1/36	301,231	344,937
6.00% 7/1/36	24,352	27,847
6.00% 8/1/36	230,424	263,333
6.00% 9/1/36	141,873	162,409
6.00% 12/1/36	321,263	369,952
6.00% 2/1/37	952,117	1,089,984
6.00% 3/1/37	31,445	35,989
6.00% 5/1/37	2,552,024	2,919,785
6.00% 6/1/37	166,179	191,860
6.00% 7/1/37	166,936	191,033
6.00% 8/1/37	2,373,125	2,716,018
6.00% 9/1/37	745,083	851,449
6.00% 10/1/37	472,854	541,336
6.00% 11/1/37	452,946	522,754
6.00% 1/1/38	1,330,420	1,519,779
6.00% 3/1/38	1,020	1,176
6.00% 5/1/38	4,626,017	5,290,167
6.00% 6/1/38	373,515	430,152
6.00% 7/1/38	114,204	130,510
6.00% 8/1/38	289,261	331,083
6.00% 9/1/38	791,766	905,960
6.00% 10/1/38	3,750,411	4,287,686
6.00% 11/1/38	708,411	815,475
6.00% 12/1/38	462,626	532,865
6.00% 1/1/39	1,601,082	1,834,163
6.00% 9/1/39	275,836	315,672
6.00% 10/1/39	1,756,373	2,026,894
6.00% 1/1/40	12,690	14,651
6.00% 3/1/40	1,281,111	1,465,378
6.00% 7/1/40	5,110,000	5,845,678

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 9/1/40	1,180,799	$1,352,209
6.00% 11/1/40	459,002	529,928
6.00% 5/1/41	12,881,719	14,767,407
6.50% 3/1/32	198	228
6.50% 8/1/34	5,171	5,958
6.50% 1/1/36	34,020	39,198
6.50% 2/1/36	1,088,714	1,263,524
6.50% 3/1/36	54,741	65,189
6.50% 8/1/36	103,631	119,500
6.50% 9/1/36	50,025	57,753
6.50% 11/1/36	401,302	466,103
6.50% 3/1/37	14,191	16,527
6.50% 8/1/37	81,787	94,968
6.50% 9/1/37	755,886	870,935
6.50% 11/1/37	1,520	1,769
6.50% 12/1/37	299,208	347,943
6.50% 1/1/38	2,659	3,234
6.50% 10/1/38	37,354	43,504
6.50% 11/1/38	26,576	30,694
6.50% 1/1/39	17,597	20,389
6.50% 6/1/39	6,255	7,283
6.50% 3/1/40	1,008,476	1,176,572
7.00% 8/1/32	69,007	79,190
7.00% 9/1/32	38,255	40,653
7.00% 2/1/36	10,242	11,234
7.00% 12/1/37	4,475	4,869
7.50% 1/1/31	1,232	1,518
7.50% 3/1/32	17,497	20,690
7.50% 4/1/32	14,635	17,295
7.50% 6/1/34	21,766	25,476
7.50% 10/1/34	14,358	17,387
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/45	50,435,000	51,318,687
3.00% 6/1/45	144,519,000	146,701,150
4.50% 6/1/45	7,119,000	7,739,130
Freddie Mac ARM
2.181% 8/1/37 •	6,667	7,083
2.25% 2/1/37 •	552,525	589,593
2.261% 7/1/36 •	256,197	272,916
2.265% 10/1/36 •	54,520	58,306
2.267% 12/1/33 •	36,480	38,781
2.275% 10/1/37 •	51,332	54,169

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac ARM
2.307% 4/1/34 •	16,703	$17,751
2.339% 5/1/35 •	238,066	252,953
2.342% 12/1/33 •	213,021	227,894
2.42% 3/1/36 •	65,355	69,900
2.462% 4/1/33 •	4,704	4,871
2.534% 1/1/44 •	4,079,093	4,200,498
3.465% 5/1/42 •	712,274	742,041
4.884% 8/1/38 •	66,169	69,870
Freddie Mac Relocation 15 yr
3.50% 10/1/18	35,566	36,587
Freddie Mac Relocation 30 yr
5.00% 9/1/33	140,596	154,988
6.50% 10/1/30	558	593
Freddie Mac S.F. 15 yr
2.50% 3/1/28	1,656,159	1,702,360
3.00% 12/1/26	140,491	147,568
3.50% 10/1/26	944,473	1,012,991
4.00% 12/1/20	47,840	50,493
4.00% 5/1/24	69,255	73,738
4.00% 6/1/24	42,951	45,723
4.00% 12/1/24	4,253	4,525
4.00% 5/1/25	472,331	507,331
4.00% 8/1/25	10,869	11,674
4.00% 11/1/26	1,675,036	1,782,773
4.50% 5/1/20	680,398	716,801
4.50% 6/1/20	63,545	66,969
4.50% 10/1/20	17,016	17,932
4.50% 9/1/24	62,794	67,595
4.50% 7/1/25	554,937	597,453
4.50% 6/1/26	1,443,505	1,554,601
4.50% 9/1/26	1,878,403	2,018,936
5.00% 6/1/18	200,545	210,515
5.00% 10/1/18	22,214	23,532
5.00% 11/1/18	18,006	18,901
5.00% 4/1/20	310,117	328,631
5.00% 7/1/23	87,783	95,347
5.50% 6/1/21	140,732	153,083
5.50% 7/1/21	102,994	112,198
6.00% 4/1/17	4,303	4,419
6.00% 8/1/17	1,887	1,962
6.50% 8/1/16	523	533

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 20 yr
3.50% 1/1/34	4,495,920	$4,733,508
5.00% 10/1/23	68,265	75,794
5.00% 3/1/24	394,685	438,214
5.00% 9/1/25	2,223,429	2,468,649
5.00% 12/1/29	149,227	166,088
5.50% 1/1/23	11,083	12,491
Freddie Mac S.F. 30 yr
3.00% 10/1/42	4,157,981	4,234,080
3.00% 11/1/42	4,931,100	5,034,794
3.50% 11/1/41	180,635	190,154
3.50% 4/1/42	60,652	63,580
4.50% 7/1/39	920,629	1,002,352
4.50% 10/1/39	2,171,738	2,364,782
4.50% 4/1/41	9,509,518	10,383,313
4.50% 3/1/42	9,065,398	9,888,040
4.50% 5/1/44	2,929,313	3,185,523
5.00% 3/1/34	89,585	100,359
5.00% 4/1/35	31,172	34,905
5.00% 6/1/36	16,930	18,858
5.50% 3/1/34	327,554	371,748
5.50% 12/1/34	324,264	368,564
5.50% 1/1/35	3,218	3,647
5.50% 2/1/35	12,899	14,614
5.50% 3/1/36	208,944	236,613
5.50% 6/1/36	230,908	261,351
5.50% 11/1/36	385,266	435,024
5.50% 12/1/36	103,056	116,175
5.50% 1/1/37	23,733	26,821
5.50% 9/1/37	483,387	545,392
5.50% 11/1/37	19,656	22,187
5.50% 4/1/38	1,568,154	1,769,942
5.50% 6/1/38	225,924	255,035
5.50% 7/1/38	1,782,730	2,010,734
5.50% 6/1/39	1,699,389	1,915,463
5.50% 3/1/40	1,283,519	1,448,878
5.50% 8/1/40	1,046,690	1,180,333
5.50% 1/1/41	1,029,643	1,160,468
5.50% 6/1/41	12,588,738	14,192,708
6.00% 12/1/33	11,589	13,345
6.00% 11/1/34	41,836	47,614
6.00% 2/1/36	4,472,174	5,143,798
6.00% 3/1/36	1,160,192	1,332,427

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
6.00% 4/1/36	20,722	$23,565
6.00% 10/1/36	22,954	26,251
6.00% 4/1/37	32,053	36,487
6.00% 8/1/37	22,275	25,331
6.00% 10/1/37	14,160	16,122
6.00% 1/1/38	433,764	493,285
6.00% 6/1/38	1,279,147	1,456,797
6.00% 7/1/38	14,050	16,021
6.00% 8/1/38	3,415,404	3,903,402
6.00% 10/1/38	118,984	135,986
6.00% 5/1/40	578,430	658,050
6.00% 7/1/40	4,422,328	5,045,124
6.50% 10/1/32	1,247	1,433
6.50% 8/1/36	297	342
6.50% 6/1/37	8,165	9,380
6.50% 8/1/38	292,839	336,400
6.50% 9/1/38	859	998
6.50% 4/1/39	588,327	675,844
7.00% 11/1/33	169,273	207,494
GNMA I S.F. 30 yr
5.00% 6/15/40	633,871	709,689
7.00% 5/15/28	96,097	113,798
7.00% 12/15/34	2,024,212	2,450,765
7.50% 10/15/30	1,409	1,610
7.50% 2/15/32	1,724	2,132
9.50% 9/15/17	1,487	1,520
10.00% 7/15/17	1,507	1,515

Total Agency Mortgage-Backed Securities (cost $863,912,454)		877,887,532

Collateralized Debt Obligation – 0.17%

CIFC Funding
Series 2013-2A A1L 144A 1.425% 4/21/25 #•	10,000,000	9,867,000

Total Collateralized Debt Obligation (cost $9,973,651)		9,867,000

Commercial Mortgage-Backed Securities – 5.82%

Banc of America Commercial Mortgage Trust
Series 2006-1 AM 5.421% 9/10/45 •	1,374,000	1,408,279
Series 2006-4 A4 5.634% 7/10/46	543,825	562,498
Series 2007-4 AM 6.011% 2/10/51 •	3,670,000	3,977,351
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PWR18 A4 5.70% 6/11/50	2,940,000	3,170,667

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

CD Commercial Mortgage Trust
Series 2005-CD1 AM 5.396% 7/15/44 •	5,841,000	$5,916,378
Series 2005-CD1 C 5.396% 7/15/44 •	1,620,000	1,631,552
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	5,655,000	5,996,115
Series 2015-GC27 A5 3.137% 2/10/48	2,125,000	2,162,974
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	2,945,000	3,161,036
Series 2014-CR20 A4 3.59% 11/10/47	8,335,000	8,814,071
Series 2014-CR20 AM 3.938% 11/10/47	4,335,000	4,584,106
Series 2014-CR21 A3 3.528% 12/10/47	1,950,000	2,051,973
Series 2015-3BP A 144A 3.178% 2/10/35 #	9,890,000	10,051,069
Series 2015-DC1 A5 3.35% 2/10/48	4,920,000	5,085,897
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	2,725,000	2,863,346
Credit Suisse First Boston Mortgage Securities
Series 2005-C5 AM 5.10% 8/15/38 •	3,410,000	3,429,901
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	16,319,000	18,536,246
Series 2011-LC1A C 144A 5.73% 11/10/46 #•	5,320,000	6,027,677
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.776% 11/25/49 #•	3,210,000	3,511,104
Series 2011-K15 B 144A 5.098% 8/25/44 #•	485,000	536,949
Series 2011-K703 B 144A 5.048% 7/25/44 #•	1,280,000	1,379,255
Series 2012-K18 B 144A 4.41% 1/25/45 #•	2,450,000	2,621,404
Series 2012-K19 B 144A 4.176% 5/25/45 #•	1,130,963	1,202,606
Series 2012-K22 B 144A 3.812% 8/25/45 #•	4,285,000	4,428,749
Series 2012-K22 C 144A 3.812% 8/25/45 #•	3,450,000	3,467,447
Series 2012-K707 B 144A 4.019% 1/25/47 #•	1,715,000	1,794,777
Series 2012-K708 B 144A 3.887% 2/25/45 #•	7,330,000	7,639,854
Series 2012-K708 C 144A 3.887% 2/25/45 #•	1,380,000	1,411,741
Series 2012-K711 B 144A 3.684% 8/25/45 #•	4,740,000	4,937,042
Series 2013-K25 C 144A 3.743% 11/25/45 #•	5,300,000	5,252,242
Series 2013-K26 C 144A 3.723% 12/25/45 #•	2,150,000	2,144,343
Series 2013-K30 C 144A 3.667% 6/25/45 #•	3,895,000	3,821,992
Series 2013-K31 C 144A 3.74% 7/25/46 #•	7,355,000	7,295,071
Series 2013-K33 B 144A 3.619% 8/25/46 #•	3,285,000	3,342,221
Series 2013-K33 C 144A 3.619% 8/25/46 #•	2,260,000	2,224,459
Series 2013-K712 B 144A 3.484% 5/25/45 #•	10,101,068	10,375,393
Series 2013-K713 B 144A 3.274% 4/25/46 #•	8,315,000	8,459,681
Series 2013-K713 C 144A 3.274% 4/25/46 #•	5,465,000	5,411,290
Series 2014-K716 C 144A 4.086% 8/25/47 #•	2,755,000	2,810,442

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

GE Capital Commercial Mortgage
Series 2005-C4 A4 5.493% 11/10/45 •	108,000	$108,993
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	21,810,000	22,916,661
GS Mortgage Securities Trust
Series 2006-GG6 A4 5.553% 4/10/38 •	8,640,000	8,744,242
Series 2010-C1 A2 144A 4.592% 8/10/43 #	9,975,000	11,097,367
Series 2010-C1 C 144A 5.635% 8/10/43 #•	4,765,000	5,322,958
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	10,480,000	10,464,689
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	9,470,000	9,565,600
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	8,510,000	8,561,834
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	6,149,508	6,145,609
Series 2014-C22 B 4.713% 9/15/47 •	1,600,000	1,731,317
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.666% 8/12/37 •	1,765,000	1,912,333
Series 2005-LDP4 AJ 5.04% 10/15/42 •	7,665,000	7,717,735
Series 2005-LDP5 D 5.568% 12/15/44 •	2,895,000	2,947,808
Series 2006-LDP8 AM 5.44% 5/15/45	12,218,000	12,824,086
Series 2011-C5 C 144A 5.50% 8/15/46 #•	3,780,000	4,223,050
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	543,474	552,294
Series 2006-C6 AJ 5.452% 9/15/39 •	6,325,000	6,612,604
Series 2006-C6 AM 5.413% 9/15/39	5,285,000	5,568,614
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19 AS 3.832% 12/15/47	1,513,000	1,584,577
Series 2015-C22 A3 3.046% 5/15/46	2,920,000	2,936,495
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.363% 11/14/42 •	5,235,000	5,298,485
Series 2005-HQ7 C 5.363% 11/14/42 •	5,840,000	5,881,359
Series 2006-T21 B 144A 5.459% 10/12/52 #•	2,000,000	2,049,688
TimberStar Trust I
Series 2006-1A A 144A 5.668% 10/15/36 #	7,090,000	7,482,261
Series 2006-1A C 144A 5.884% 10/15/36 #	4,500,000	4,702,873
WFRBS Commercial Mortgage Trust
Series 2014-C23 A5 3.917% 10/15/57	3,035,000	3,281,208

Total Commercial Mortgage-Backed Securities (cost $332,239,852)		333,733,938

Convertible Bonds – 1.53%

Abengoa 144A 5.125% exercise price $38.74, expiration date 2/23/17 #	2,000,000	2,020,000

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	3,704,000	$3,724,835
American Realty Capital Properties 3.75% exercise price $15.15, expiration date 12/14/20	2,028,000	1,950,693
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	924,000	948,833
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	2,653,000	2,984,625
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	1,763,000	2,482,524
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	3,590,000	3,940,025
Blucora 4.25% exercise price $21.66, expiration date 3/29/19	845,000	796,941
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18 #	3,054,000	2,971,924
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	2,770,000	2,776,925
Cemex 3.25% exercise price $9.27, expiration date 3/9/16	2,177,000	2,517,156
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	2,226,000	2,351,213
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	1,000,000	925,625
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	1,864,000	2,444,170
Gain Capital Holdings 4.125% exercise price $12.00, expiration date 11/30/18	1,667,000	1,796,193
General Cable 4.50% exercise price $34.47, expiration date 11/15/29 f	3,050,000	2,335,156
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	765,000	3,377,479
HealthSouth 2.00% exercise price $38.82, expiration date 11/30/43	1,043,000	1,316,136
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	1,522,000	1,907,256
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	598,000	1,319,714
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	2,885,000	3,442,166
Jefferies Group 3.875% exercise price $44.94, expiration date 10/31/29	2,086,000	2,135,543
Liberty Interactive 0.75% exercise price $1,000. 00, expiration date 3/30/43	2,118,000	3,076,395
Liberty Interactive 144A 1.00% exercise price $64.31, expiration date 9/28/43 #	2,202,000	2,076,761

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Meritor 4.00% exercise price $26.73, expiration date 2/12/27	2,851,000	$3,000,677
Microchip Technology 144A 1.625% exercise price $68.17, expiration date 2/13/25 #	393,000	403,807
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	516,000	2,793,817
Novellus Systems 2.625% exercise price $34.78, expiration date 5/14/41	1,581,000	3,491,046
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	3,385,000	4,186,822
NXP Semiconductors 144A 1.00% exercise price $102.84, expiration date 11/27/19 #	1,530,000	1,797,750
Oclaro 144A 6.00% exercise price $1.95, expiration date 2/14/20 #	598,000	720,964
Peabody Energy 4.75% exercise price $57.15, expiration date 12/15/41	5,393,000	1,668,459
PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19 #	1,564,000	1,547,383
SanDisk 1.50% exercise price $50.94, expiration date 8/11/17	589,000	849,633
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	992,000	897,760
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	1,955,000	1,940,347
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	525,000	406,875
TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19 #	2,258,000	2,262,234
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #	1,117,000	710,691
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	2,229,000	2,396,175
Vector Group 2.50% exercise price $16.78, expiration date 1/14/19 •	978,000	1,377,009
VeriSign 4.136% exercise price $34.37, expiration date 8/15/37	863,000	1,639,700

Total Convertible Bonds (cost $80,582,722)		87,709,437

Corporate Bonds – 49.81%

Automotive – 1.11%
American Axle & Manufacturing 6.25% 3/15/21	4,810,000	5,086,575
Dana Holding 5.50% 12/15/24	5,653,000	5,836,723
Fiat Chrysler Automobiles 144A 4.50% 4/15/20 #	6,580,000	6,639,220

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Automotive (continued)
Fiat Chrysler Automobiles
144A 5.25% 4/15/23 #		9,475,000	$9,593,437
Ford Motor 7.45% 7/16/31		9,269,000	12,615,545
Gates Global 144A 6.00% 7/15/22 #		2,480,000	2,325,000
Lear 5.25% 1/15/25		12,160,000	12,479,200
Meritor 6.75% 6/15/21		2,195,000	2,304,750
Schaeffler Finance 144A 4.75% 5/15/23 #		1,000,000	1,027,500
TRW Automotive 144A 4.50% 3/1/21 #		4,570,000	4,644,263
ZF North America Capital
144A 4.50% 4/29/22 #		390,000	391,219
144A 4.75% 4/29/25 #		572,000	576,290

			63,519,722

Banking – 5.67%
Akbank 144A 4.00% 1/24/20 #		5,895,000	5,746,092
ANZ New Zealand International 144A 2.60% 9/23/19 #		1,300,000	1,322,546
Bank of America
3.95% 4/21/25		7,990,000	7,885,699
4.75% 4/21/45		1,000,000	990,400
Bank of Georgia 144A 7.75% 7/5/17 #		1,645,000	1,732,185
BBVA Banco Continental 144A 5.00% 8/26/22 #		2,080,000	2,236,000
BBVA Bancomer
144A 6.50% 3/10/21 #		7,925,000	8,876,000
144A 7.25% 4/22/20 #		935,000	1,061,225
BBVA Colombia 144A 4.875% 4/21/25 #		5,590,000	5,652,887
Citigroup 3.30% 4/27/25		7,205,000	7,149,939
City National 5.25% 9/15/20		5,680,000	6,522,696
Compass Bank 3.875% 4/10/25		5,505,000	5,391,085
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	8,100,000	1,110,209
4.25% 1/13/22	AUD	1,469,000	1,209,176
4.625% 12/1/23		6,315,000	6,802,707
Credit Suisse 144A 6.50% 8/8/23 #		9,325,000	10,670,644
Credit Suisse Group 144A 7.50% 12/29/49 #•		1,255,000	1,345,987
Credit Suisse Group Funding Guernsey 144A
3.75% 3/26/25 #		6,140,000	6,134,357
Export-Import Bank of China 144A 2.50% 7/31/19 #		5,370,000	5,433,275
Export-Import Bank of Korea
144A 2.711% 12/5/19 #	CAD	790,000	675,003
144A 3.00% 5/22/18 #	NOK	1,400,000	191,365
Goldman Sachs Group
2.60% 4/23/20		7,865,000	7,907,235

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Goldman Sachs Group
3.55% 2/12/21	CAD	3,000,000	$2,627,474
3.617% 8/21/19 •	AUD	2,390,000	1,913,364
5.20% 12/17/19	NZD	5,549,000	4,343,939
5.375% 12/29/49 •		12,325,000	12,328,081
HSBC Holdings 6.375% 3/29/49 •		4,495,000	4,652,325
ING Groep
6.00% 12/29/49 •		2,045,000	2,046,278
6.50% 12/29/49 •		5,615,000	5,611,491
JPMorgan Chase
0.909% 1/28/19 •		2,985,000	2,990,761
1.50% 1/27/25	EUR	6,198,000	7,059,554
3.50% 12/18/26	GBP	986,000	1,603,766
4.125% 12/15/26		11,210,000	11,437,159
4.25% 11/2/18	NZD	5,735,000	4,403,585
5.30% 12/29/49 •		3,525,000	3,529,406
6.75% 1/29/49 •		1,455,000	1,596,571
KeyBank 6.95% 2/1/28		17,740,000	23,615,488
Lloyds Banking Group
4.50% 11/4/24		7,080,000	7,272,385
7.50% 4/30/49 •		7,660,000	8,196,200
Morgan Stanley
1.128% 1/24/19 •		3,119,000	3,131,816
3.125% 8/5/21	CAD	999,000	852,586
3.95% 4/23/27		2,790,000	2,745,290
4.35% 9/8/26		4,770,000	4,870,180
5.00% 9/30/21	AUD	1,489,000	1,246,368
MUFG Americas Holdings
2.25% 2/10/20		3,895,000	3,900,605
3.00% 2/10/25		9,295,000	9,066,724
Oversea-Chinese Banking 144A 4.00% 10/15/24 #•		1,370,000	1,424,096
PNC Bank 3.30% 10/30/24		5,290,000	5,445,135
PNC Preferred Funding Trust II 144A 1.493% 3/29/49 #•		13,900,000	12,822,750
Santander Holdings USA 3.45% 8/27/18		5,700,000	5,929,710
Santander UK 144A 5.00% 11/7/23 #		11,115,000	11,790,792
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #		6,858,000	6,950,994
USB Capital IX 3.50% 10/29/49 •		27,182,000	22,933,453
USB Realty 144A 1.422% 12/29/49 #•		4,485,000	4,103,775
Wells Fargo
3.50% 9/12/29	GBP	1,700,000	2,698,711
4.75% 8/27/24	AUD	2,090,000	1,769,312
5.875% 12/29/49 •		2,380,000	2,531,725

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Woori Bank
144A 2.875% 10/2/18 #	7,180,000	$7,403,930
144A 4.75% 4/30/24 #	6,370,000	6,780,190
Zions Bancorp 4.50% 6/13/23	5,380,000	5,600,015

		325,272,696

Basic Industry – 4.25%
AK Steel 7.625% 5/15/20	2,739,000	2,389,777
ArcelorMittal
6.125% 6/1/18	1,862,000	1,992,340
10.60% 6/1/19	12,195,000	14,725,463
Axalta Coating Systems U.S. Holdings 144A
7.375% 5/1/21 #	4,885,000	5,324,650
Builders FirstSource 144A 7.625% 6/1/21 #	1,005,000	1,052,737
CF Industries
6.875% 5/1/18	18,389,000	20,955,038
7.125% 5/1/20	2,841,000	3,419,280
Consolidated Energy Finance 144A 6.75% 10/15/19 #	5,484,000	5,621,100
Dow Chemical 8.55% 5/15/19	33,171,000	41,221,502
Evolution Escrow Issuer 144A 7.50% 3/15/22 #	2,240,000	2,273,600
Fibria Overseas Finance 5.25% 5/12/24	3,265,000	3,379,275
First Quantum Minerals 144A 7.00% 2/15/21 #	47,000	44,063
Georgia-Pacific 8.00% 1/15/24	16,386,000	21,753,808
Gerdau Holdings 144A 7.00% 1/20/20 #	2,400,000	2,653,440
Gerdau Trade 144A 5.75% 1/30/21 #	2,830,000	2,964,425
Glencore Funding
144A 2.875% 4/16/20 #	4,250,000	4,251,385
144A 4.00% 4/16/25 #	3,210,000	3,155,395
Grace (W.R.) 144A 5.125% 10/1/21 #	4,050,000	4,232,250
GTL Trade Finance 144A 5.893% 4/29/24 #	1,850,000	1,877,750
HD Supply
7.50% 7/15/20	2,684,000	2,892,010
11.50% 7/15/20	1,765,000	2,073,875
LSB Industries 7.75% 8/1/19	725,000	775,750
Lundin Mining 144A 7.50% 11/1/20 #	2,945,000	3,099,907
LyondellBasell Industries 4.625% 2/26/55	10,280,000	9,951,338
Methanex 4.25% 12/1/24	7,185,000	7,340,045
Mexichem 144A 5.875% 9/17/44 #	1,700,000	1,691,500
MMC Norilsk Nickel 144A 5.55% 10/28/20 #	2,706,000	2,672,337
New Gold 144A 6.25% 11/15/22 #	232,000	230,840
NOVA Chemicals 144A 5.00% 5/1/25 #	11,492,000	12,138,425
Novelis 8.75% 12/15/20	5,145,000	5,518,013

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
OCP
144A 4.50% 10/22/25 #		6,690,000	$6,497,663
144A 6.875% 4/25/44 #		3,925,000	4,338,106
Phosagro 144A 4.204% 2/13/18 #		6,387,000	6,131,520
PolyOne 5.25% 3/15/23		3,470,000	3,634,825
Potash of Saskatchewan 3.00% 4/1/25		6,690,000	6,621,414
PPG Industries 2.30% 11/15/19		4,430,000	4,490,487
Rockwood Specialties Group 4.625% 10/15/20		3,975,000	4,153,875
Ryerson
9.00% 10/15/17		3,784,000	3,857,599
11.25% 10/15/18		1,060,000	1,081,200
TPC Group 144A 8.75% 12/15/20 #		2,852,000	2,737,920
Tronox Finance 6.375% 8/15/20		1,686,000	1,660,710
Weyerhaeuser 4.625% 9/15/23		6,595,000	7,233,337

			244,109,974

Brokerage – 0.56%
E*TRADE Financial 4.625% 9/15/23		3,825,000	3,915,844
Jefferies Group
5.125% 1/20/23		6,500,000	6,750,607
6.45% 6/8/27		3,815,000	4,092,347
6.50% 1/20/43		2,455,000	2,449,776
Lazard Group 3.75% 2/13/25		15,330,000	14,959,995

			32,168,569

Capital Goods – 1.05%
BWAY Holding 144A 9.125% 8/15/21 #		5,635,000	5,832,225
Cemex
144A 4.375% 3/5/23 #	EUR	4,150,000	4,660,238
144A 7.25% 1/15/21 #		2,175,000	2,359,875
Cemex Finance 144A 9.375% 10/12/22 #		4,635,000	5,300,123
Consolidated Container 144A 10.125% 7/15/20 #		1,251,000	1,094,625
Crane
2.75% 12/15/18		1,660,000	1,704,681
4.45% 12/15/23		6,885,000	7,438,100
Ingersoll-Rand Global Holding 4.25% 6/15/23		7,755,000	8,263,449
Lockheed Martin 3.80% 3/1/45		3,015,000	2,912,541
Masco 4.45% 4/1/25		3,460,000	3,581,100
Milacron 144A 7.75% 2/15/21 #		1,635,000	1,708,575
Plastipak Holdings 144A 6.50% 10/1/21 #		3,655,000	3,764,650
TransDigm 7.50% 7/15/21		3,825,000	4,131,000
United Technologies 4.15% 5/15/45		4,290,000	4,329,983
Votorantim Cimentos 144A 7.25% 4/5/41 #		3,055,000	3,161,925

			60,243,090

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications – 8.27%
Altice
144A 7.625% 2/15/25 #		900,000	$912,420
144A 7.75% 5/15/22 #		2,770,000	2,804,653
Altice Financing 144A 6.625% 2/15/23 #		10,145,000	10,500,075
America Movil 5.00% 3/30/20		10,870,000	12,293,970
American Tower Trust I 144A 3.07% 3/15/23 #		10,235,000	10,263,771
AT&T
2.45% 6/30/20		3,910,000	3,910,321
3.40% 5/15/25		9,725,000	9,642,561
4.35% 6/15/45		8,785,000	8,150,943
4.50% 5/15/35		5,145,000	5,054,453
Bell Canada 3.35% 3/22/23	CAD	2,132,000	1,824,869
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #		8,185,000	9,073,645
CC Holdings GS V 3.849% 4/15/23		4,980,000	5,023,460
CCO Holdings
144A 5.125% 5/1/23 #		2,785,000	2,764,113
5.25% 9/30/22		4,068,000	4,080,204
CenturyLink
5.80% 3/15/22		12,775,000	13,317,937
6.75% 12/1/23		3,120,000	3,386,791
Cequel Communications Holdings I 144A
6.375% 9/15/20 #		3,245,000	3,435,644
Columbus International 144A 7.375% 3/30/21 #		8,505,000	9,291,713
Cox Communications 144A 3.85% 2/1/25 #		1,990,000	2,019,822
Crown Castle Towers 144A 4.883% 8/15/20 #		25,785,000	28,305,613
CSC Holdings 144A 5.25% 6/1/24 #		12,310,000	12,848,563
Deutsche Telekom International Finance 6.50% 4/8/22	GBP	1,270,000	2,433,539
Digicel Group 144A 8.25% 9/30/20 #		10,574,000	10,958,894
DISH DBS 5.00% 3/15/23		4,995,000	4,745,250
Equinix
4.875% 4/1/20		2,245,000	2,329,187
5.375% 4/1/23		12,050,000	12,501,875
Gray Television 7.50% 10/1/20		4,780,000	5,102,650
Grupo Televisa 5.00% 5/13/45		4,145,000	4,243,622
Hughes Satellite Systems 7.625% 6/15/21		2,255,000	2,522,781
Intelsat Luxembourg
7.75% 6/1/21		2,665,000	2,458,463
8.125% 6/1/23		13,805,000	12,704,880
Lamar Media 5.00% 5/1/23		4,740,000	4,858,500
Level 3 Financing
5.375% 8/15/22		3,690,000	3,782,250

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Level 3 Financing
144A 5.375% 5/1/25 #		2,040,000	$2,040,000
MDC Partners 144A 6.75% 4/1/20 #		1,300,000	1,324,375
Millicom International Cellular
144A 4.75% 5/22/20 #		3,745,000	3,707,550
144A 6.00% 3/15/25 #		2,540,000	2,584,450
144A 6.625% 10/15/21 #		900,000	961,875
MTN Mauritius Investments 144A 4.755% 11/11/24 #		5,150,000	5,318,199
MTS International Funding
144A 5.00% 5/30/23 #		1,175,000	1,058,087
144A 8.625% 6/22/20 #		4,300,000	4,692,332
Nielsen Finance 144A 5.00% 4/15/22 #		6,330,000	6,388,553
Numericable-SFR 144A 6.00% 5/15/22 #		5,725,000	5,871,703
Oi 144A 5.75% 2/10/22 #		4,818,000	4,083,255
Orange 5.50% 2/6/44		5,530,000	6,383,871
SBA Tower Trust
144A 2.24% 4/16/18 #		7,270,000	7,267,012
144A 2.898% 10/15/19 #		405,000	408,758
SES 144A 3.60% 4/4/23 #		9,881,000	10,170,869
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #		12,445,000	13,522,961
Sinclair Television Group 5.375% 4/1/21		5,120,000	5,204,480
Sirius XM Radio
144A 5.375% 4/15/25 #		11,125,000	11,208,437
144A 6.00% 7/15/24 #		7,325,000	7,618,000
Sky 144A 3.75% 9/16/24 #		6,695,000	6,837,731
Sprint
7.125% 6/15/24		14,040,000	13,531,050
7.25% 9/15/21		2,870,000	2,887,937
7.625% 2/15/25		3,975,000	3,918,953
7.875% 9/15/23		4,150,000	4,175,937
Telemar Norte Leste 144A 5.50% 10/23/20 #		4,160,000	3,733,600
T-Mobile USA
6.125% 1/15/22		3,765,000	3,896,775
6.836% 4/28/23		7,245,000	7,688,756
Univision Communications 144A 5.125% 5/15/23 #		1,225,000	1,244,906
UPCB Finance IV 144A 5.375% 1/15/25 #		13,084,000	13,362,035
Verizon Communications
3.25% 2/17/26	EUR	2,606,000	3,450,613
4.40% 11/1/34		4,370,000	4,304,909
4.862% 8/21/46		18,075,000	18,296,328
5.15% 9/15/23		2,925,000	3,306,996
Viacom 4.85% 12/15/34		14,550,000	14,429,773

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Vimpel Communications 144A 7.748% 2/2/21 #		9,019,000	$9,167,633
Virgin Media Finance 144A 6.375% 4/15/23 #		2,755,000	2,913,413
Virgin Media Secured Finance 144A 5.25% 1/15/26 #		7,810,000	7,790,475
VTR Finance 144A 6.875% 1/15/24 #		8,695,000	9,018,454
Wind Acquisition Finance 144A 7.375% 4/23/21 #		3,155,000	3,237,819
Windstream
7.50% 4/1/23		895,000	852,488
7.75% 10/1/21		1,260,000	1,244,250
WPP Finance 2010 5.625% 11/15/43		6,865,000	7,957,661

			474,610,691

Consumer Cyclical – 3.90%
Bed Bath & Beyond 4.915% 8/1/34		6,305,000	6,596,165
CDK Global 144A 4.50% 10/15/24 #		5,955,000	6,149,478
Cencosud 144A 5.15% 2/12/25 #		7,800,000	7,961,093
Daimler 2.75% 12/10/18	NOK	14,510,000	2,008,412
Delphi 4.15% 3/15/24		5,130,000	5,442,340
Family Tree Escrow 144A 5.75% 3/1/23 #		1,755,000	1,851,525
Ford Motor Credit
3.664% 9/8/24		3,700,000	3,786,184
5.875% 8/2/21		205,000	239,866
General Motors Financial
3.15% 1/15/20		1,470,000	1,482,714
3.45% 4/10/22		6,905,000	6,867,243
4.00% 1/15/25		6,570,000	6,623,539
4.375% 9/25/21		4,515,000	4,802,289
Host Hotels & Resorts
3.75% 10/15/23		8,375,000	8,421,674
4.75% 3/1/23		9,740,000	10,429,310
5.875% 6/15/19		3,020,000	3,122,910
Hyundai Capital America
144A 2.125% 10/2/17 #		6,005,000	6,058,829
144A 2.55% 2/6/19 #		275,000	279,263
International Game Technology 5.35% 10/15/23		8,654,000	8,688,201
INVISTA Finance 144A 4.25% 10/15/19 #		6,085,000	6,036,356
Landry’s 144A 9.375% 5/1/20 #		1,579,000	1,697,425
Levi Strauss 144A 5.00% 5/1/25 #		5,460,000	5,483,887
Magna International 3.625% 6/15/24		8,455,000	8,573,066
Netflix 144A 5.875% 2/15/25 #		14,025,000	15,006,750
Party City Holdings 8.875% 8/1/20		69,000	74,951
Priceline Group 3.65% 3/15/25		10,475,000	10,696,012
QVC
4.375% 3/15/23		11,305,000	11,450,258

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
QVC
5.45% 8/15/34		7,710,000	$7,463,056
Sally Holdings 5.75% 6/1/22		4,201,000	4,484,567
Signet UK Finance 4.70% 6/15/24		8,010,000	8,339,395
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25		4,250,000	4,246,081
4.50% 10/1/34		1,460,000	1,449,541
Tenedora Nemak 144A 5.50% 2/28/23 #		7,940,000	8,377,494
Toyota Finance Australia
2.25% 8/31/16	NOK	1,710,000	229,020
3.04% 12/20/16	NZD	2,810,000	2,117,174
TRW Automotive 144A 4.45% 12/1/23 #		9,100,000	9,247,875
Tupy Overseas 144A 6.625% 7/17/24 #		5,455,000	5,516,369
Volvo Treasury 1.227% 3/1/17 •	SEK	10,400,000	1,265,757
Walgreens Boots Alliance 3.80% 11/18/24		6,550,000	6,727,885
Wynn Las Vegas 144A 5.50% 3/1/25 #		14,425,000	14,551,219

			223,845,173

Consumer Non-Cyclical – 4.07%
Actavis Funding SCS
3.45% 3/15/22		4,350,000	4,426,490
3.80% 3/15/25		8,130,000	8,234,072
AmerisourceBergen 3.25% 3/1/25		3,820,000	3,851,030
Amgen
2.70% 5/1/22		3,365,000	3,341,475
3.125% 5/1/25		5,435,000	5,381,623
4.00% 9/13/29	GBP	1,271,000	2,074,145
Becton Dickinson
3.734% 12/15/24		2,790,000	2,886,646
6.375% 8/1/19		18,375,000	21,391,881
Boston Scientific 6.00% 1/15/20		12,055,000	13,861,888
BRF 144A 3.95% 5/22/23 #		5,495,000	5,320,259
Campbell Soup 3.30% 3/19/25		7,215,000	7,279,805
Celgene
3.95% 10/15/20		10,905,000	11,743,867
4.625% 5/15/44		3,360,000	3,454,060
Darling Ingredients 5.375% 1/15/22		1,370,000	1,399,113
EMD Finance
144A 2.95% 3/19/22 #		4,135,000	4,201,681
144A 3.25% 3/19/25 #		6,510,000	6,557,822
ENA Norte Trust 144A 4.95% 4/25/23 #		4,173,105	4,350,462
Gilead Sciences 3.50% 2/1/25		3,270,000	3,395,493
HCA 5.375% 2/1/25		8,420,000	8,883,100

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
JBS Investments 144A 7.75% 10/28/20 #	11,065,000	$12,049,785
JBS USA 144A 5.875% 7/15/24 #	1,080,000	1,104,300
Mallinckrodt International Finance
144A 4.875% 4/15/20 #	2,630,000	2,685,887
144A 5.50% 4/15/25 #	8,740,000	8,958,500
Medtronic
144A 3.15% 3/15/22 #	8,405,000	8,690,005
144A 3.50% 3/15/25 #	8,275,000	8,567,811
Merck 2.35% 2/10/22	4,770,000	4,749,465
Omnicare 5.00% 12/1/24	1,355,000	1,483,725
Perrigo
4.00% 11/15/23	7,125,000	7,368,468
5.30% 11/15/43	2,095,000	2,274,734
Perrigo Finance 3.50% 12/15/21	2,085,000	2,135,482
Prestige Brands 144A 5.375% 12/15/21 #	4,170,000	4,242,975
Smithfield Foods 6.625% 8/15/22	1,730,000	1,870,563
Smucker (J.M.)
144A 3.00% 3/15/22 #	1,835,000	1,844,537
144A 3.50% 3/15/25 #	8,430,000	8,506,376
144A 4.25% 3/15/35 #	2,895,000	2,885,006
Spectrum Brands
6.375% 11/15/20	4,575,000	4,872,375
6.625% 11/15/22	68,000	73,100
Zimmer Holdings
3.15% 4/1/22	2,340,000	2,358,069
3.55% 4/1/25	7,420,000	7,443,521
4.625% 11/30/19	15,621,000	17,167,854

		233,367,450

Electric – 4.18%
AES Gener
144A 5.25% 8/15/21 #	3,880,000	4,206,549
144A 8.375% 12/18/73 #•	4,207,000	4,648,735
Ameren Illinois 9.75% 11/15/18	16,210,000	20,485,469
American Transmission Systems 144A 5.25% 1/15/22 #	20,040,000	22,730,530
CMS Energy 6.25% 2/1/20	7,715,000	9,042,304
ComEd Financing III 6.35% 3/15/33	8,849,000	9,139,752
Comision Federal de Electricidad 144A 4.875% 1/15/24 #	4,575,000	4,938,713
Duquesne Light Holdings 5.50% 8/15/15	3,168,000	3,208,829
E.CL 144A 5.625% 1/15/21 #	3,808,000	4,247,169
Electricite de France
144A 4.60% 1/27/20 #	2,485,000	2,759,868
144A 5.25% 1/29/49 #•	8,600,000	9,030,000

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
Enel 144A 8.75% 9/24/73 #•		8,765,000	$10,592,503
Entergy Arkansas 3.70% 6/1/24		1,420,000	1,511,704
Entergy Louisiana 4.05% 9/1/23		14,030,000	15,256,559
Great Plains Energy 4.85% 6/1/21		4,635,000	5,144,628
Integrys Energy Group 6.11% 12/1/66 •		10,010,000	9,825,916
IPALCO Enterprises 5.00% 5/1/18		5,770,000	6,173,900
ITC Holdings 3.65% 6/15/24		7,485,000	7,719,266
LG&E & KU Energy 4.375% 10/1/21		15,345,000	16,850,743
National Rural Utilities Cooperative Finance
2.85% 1/27/25		2,580,000	2,577,572
4.75% 4/30/43 •		9,740,000	9,793,570
NV Energy 6.25% 11/15/20		10,391,000	12,245,503
Pennsylvania Electric 5.20% 4/1/20		9,338,000	10,370,689
Public Service of Oklahoma 5.15% 12/1/19		13,585,000	15,280,897
Puget Energy 6.00% 9/1/21		4,685,000	5,539,563
SCANA 4.125% 2/1/22		7,385,000	7,680,548
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #		2,905,000	3,008,296
Wisconsin Energy 6.25% 5/15/67 •		5,992,000	5,977,020

			239,986,795

Energy – 6.65%
AmeriGas Finance 7.00% 5/20/22		2,724,000	2,931,024
Anadarko Petroleum 4.50% 7/15/44		2,380,000	2,398,769
BHP Billiton Finance 3.25% 9/25/24	GBP	812,000	1,286,702
Bristow Group 6.25% 10/15/22		3,735,000	3,678,975
California Resources
144A 5.00% 1/15/20 #		3,765,000	3,576,750
144A 5.50% 9/15/21 #		1,330,000	1,266,825
144A 6.00% 11/15/24 #		2,590,000	2,447,550
Chaparral Energy 7.625% 11/15/22		769,000	620,967
Chesapeake Energy
4.875% 4/15/22		2,205,000	2,045,137
5.75% 3/15/23		10,670,000	10,483,275
Chevron
1.961% 3/3/20		5,720,000	5,749,292
2.411% 3/3/22		3,270,000	3,281,605
Cimarex Energy 4.375% 6/1/24		3,180,000	3,235,650
CNOOC Finance 2012 144A 3.875% 5/2/22 #		4,955,000	5,162,530
CNOOC Finance 2015 Australia 2.625% 5/5/20		2,800,000	2,793,143
CNOOC Finance 2015 USA 3.50% 5/5/25		3,380,000	3,345,984
Continental Resources 4.50% 4/15/23		10,990,000	11,082,118
Dominion Gas Holdings 3.60% 12/15/24		7,780,000	8,125,627
Enbridge Energy Partners 8.05% 10/1/37 •		16,755,000	17,467,087

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Energy Transfer Partners
4.05% 3/15/25	7,410,000	$7,427,110
4.90% 3/15/35	3,155,000	3,089,796
9.70% 3/15/19	8,043,000	10,079,383
EnLink Midstream Partners 5.05% 4/1/45	6,060,000	6,082,374
Ensco 4.70% 3/15/21	6,750,000	6,941,903
Enterprise Products Operating
7.034% 1/15/68 •	20,274,000	22,022,633
8.375% 8/1/66 •	1,492,000	1,589,278
Exterran Partners 6.00% 4/1/21	1,155,000	1,137,675
Exxon Mobil
2.397% 3/6/22	3,440,000	3,468,793
2.709% 3/6/25	11,195,000	11,268,674
KazMunayGas National 144A 6.375% 4/9/21 #	2,245,000	2,386,996
Kinder Morgan 144A 5.00% 2/15/21 #	3,505,000	3,785,926
Kinder Morgan Energy Partners 9.00% 2/1/19	15,407,000	18,720,753
Laredo Petroleum 7.375% 5/1/22	3,602,000	3,872,150
Lukoil International Finance 144A 3.416% 4/24/18 #	3,560,000	3,360,640
MarkWest Energy Partners 4.875% 12/1/24	8,735,000	9,079,159
Murphy Oil USA 6.00% 8/15/23	4,130,000	4,443,880
Newfield Exploration
5.375% 1/1/26	4,215,000	4,404,675
5.625% 7/1/24	8,205,000	8,738,325
Noble Energy
3.90% 11/15/24	2,310,000	2,369,649
5.05% 11/15/44	4,480,000	4,673,379
Noble Holding International 4.00% 3/16/18	1,615,000	1,650,540
Oasis Petroleum 6.875% 3/15/22	3,120,000	3,190,200
ONEOK Partners 3.80% 3/15/20	2,935,000	3,028,512
ONGC Videsh 3.25% 7/15/19	4,900,000	4,972,628
PDC Energy 7.75% 10/15/22	1,273,000	1,362,110
Petrobras Global Finance
3.00% 1/15/19	6,456,000	6,046,044
4.875% 3/17/20	6,995,000	6,757,030
6.25% 3/17/24	2,350,000	2,340,835
Petroleos Mexicanos 144A 4.25% 1/15/25 #	2,030,000	2,047,255
6.50% 6/2/41	3,250,000	3,603,437
Petronas Global Sukuk 144A 2.707% 3/18/20 #	6,405,000	6,458,680
Plains All American Pipeline 8.75% 5/1/19	13,279,000	16,498,215
Pride International 6.875% 8/15/20	8,995,000	10,320,782
PTT Exploration & Production 144A 4.875% 12/29/49 #•	4,945,000	5,006,813

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Regency Energy Partners 5.875% 3/1/22		1,970,000	$2,211,325
Sabine Pass Liquefaction 144A 5.625% 3/1/25 #		3,855,000	3,890,851
Suburban Propane Partners 7.375% 8/1/21		1,449,000	1,564,920
Talisman Energy
3.75% 2/1/21		2,000,000	1,998,104
5.50% 5/15/42		8,415,000	8,257,328
TransCanada PipeLines
3.75% 10/16/23		1,000,000	1,047,424
6.35% 5/15/67 •		8,390,000	8,117,325
Valero Energy
3.65% 3/15/25		4,995,000	5,060,669
4.90% 3/15/45		3,880,000	3,943,648
Weatherford International 4.50% 4/15/22		3,330,000	3,205,651
Williams Partners
4.00% 9/15/25		1,010,000	998,052
7.25% 2/1/17		12,393,000	13,565,465
Woodside Finance
144A 3.65% 3/5/25 #		335,000	332,230
144A 8.75% 3/1/19 #		10,841,000	13,314,483
YPF
7.758% 8/15/18 •		1,235,294	1,272,353
144A 8.50% 7/28/25 #		3,950,000	4,014,188
144A 8.75% 4/4/24 #		2,185,000	2,285,729
144A 8.875% 12/19/18 #		3,235,000	3,433,144

			381,718,131

Finance Companies – 0.87%
Affiliated Managers Group 3.50% 8/1/25		5,290,000	5,240,025
Ally Financial
4.125% 2/13/22		770,000	756,525
4.625% 3/30/25		1,545,000	1,544,034
Aviation Capital Group 144A 6.75% 4/6/21 #		4,655,000	5,413,267
CME Group 3.00% 3/15/25		4,910,000	4,940,280
Corp Financiera de Desarrollo 144A 5.25% 7/15/29 #•		2,200,000	2,310,000
General Electric Capital
144A 3.80% 6/18/19 #		6,510,000	6,953,032
4.208% 12/6/21	SEK	4,000,000	567,616
4.25% 1/17/18	NZD	1,010,000	777,332
7.125% 12/29/49 •		9,245,000	10,781,981
Hutchison Whampoa International 14 144A
3.625% 10/31/24 #		2,460,000	2,507,382
SUAM Finance 144A 4.875% 4/17/24 #		7,797,000	8,198,545

			49,990,019

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Healthcare – 1.03%
Community Health Systems 6.875% 2/1/22	14,255,000	$15,199,394
DaVita HealthCare Partners
5.00% 5/1/25	9,715,000	9,721,072
5.125% 7/15/24	5,605,000	5,714,297
Fresenius Medical Care U.S. Finance II 144A
5.875% 1/31/22 #	4,243,000	4,667,300
HealthSouth
5.125% 3/15/23	1,480,000	1,531,800
5.75% 11/1/24	1,035,000	1,097,100
Immucor 11.125% 8/15/19	3,332,000	3,598,560
Kinetic Concepts 10.50% 11/1/18	2,579,000	2,782,096
Par Pharmaceutical 7.375% 10/15/20	2,966,000	3,184,743
Tenet Healthcare 6.00% 10/1/20	5,524,000	5,910,680
Valeant Pharmaceuticals International 144A
5.875% 5/15/23 #	5,600,000	5,761,000

		59,168,042

Insurance – 1.71%
American International Group 3.875% 1/15/35	10,495,000	10,252,912
Chubb 6.375% 3/29/67 •	6,798,000	7,239,870
Five Corners Funding Trust 144A 4.419% 11/15/23 #	2,845,000	3,041,535
Highmark
144A 4.75% 5/15/21 #	5,340,000	5,600,047
144A 6.125% 5/15/41 #	2,000,000	2,071,456
HUB International 144A 7.875% 10/1/21 #	2,665,000	2,751,613
MetLife
3.60% 4/10/24	3,250,000	3,396,315
6.40% 12/15/36	40,000	47,300
MetLife Capital Trust X 144A 9.25% 4/8/38 #	11,520,000	17,251,200
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	4,575,000	4,641,758
Prudential Financial
4.50% 11/15/20	3,385,000	3,750,428
5.625% 6/15/43 •	4,620,000	4,954,950
5.875% 9/15/42 •	4,100,000	4,469,000
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	4,670,000	4,775,140
144A 4.125% 11/1/24 #	9,485,000	9,959,440
USI 144A 7.75% 1/15/21 #	709,000	730,270
Voya Financial 5.65% 5/15/53 •	5,340,000	5,620,350
XLIT
4.45% 3/31/25	5,150,000	5,194,666
6.50% 10/29/49 •	2,969,000	2,620,143

		98,368,393

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate – 1.38%
AvalonBay Communities 3.50% 11/15/24	4,030,000	$4,129,448
Carey (W.P.) 4.60% 4/1/24	4,645,000	4,815,959
CBL & Associates
4.60% 10/15/24	6,270,000	6,321,195
5.25% 12/1/23	1,050,000	1,115,723
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,318,281
5.25% 2/15/24	5,315,000	5,742,767
DDR
3.625% 2/1/25	7,215,000	7,176,075
7.50% 4/1/17	4,950,000	5,481,511
7.875% 9/1/20	7,224,000	8,960,137
Education Realty Operating Partnership 4.60% 12/1/24	5,440,000	5,667,936
Excel Trust 4.625% 5/15/24	3,230,000	3,230,937
Hospitality Properties Trust 4.50% 3/15/25	5,010,000	5,105,340
Omega Healthcare Investors 144A 4.50% 4/1/27 #	5,405,000	5,320,412
Regency Centers 5.875% 6/15/17	2,032,000	2,214,998
Trust F/1401 144A 5.25% 12/15/24 #	7,040,000	7,480,000

		79,080,719

Services – 1.28%
AECOM
144A 5.75% 10/15/22 #	6,670,000	6,920,125
144A 5.875% 10/15/24 #	10,202,000	10,593,655
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	4,665,000	4,536,713
Caesars Growth Properties Holdings 144A
9.375% 5/1/22 #	1,725,000	1,380,000
Corrections of America 4.625% 5/1/23	3,851,000	3,899,137
DigitalGlobe 144A 5.25% 2/1/21 #	6,654,000	6,737,175
GEO Group
5.125% 4/1/23	1,690,000	1,749,150
5.875% 10/15/24	1,645,000	1,756,037
Mattamy Group 144A 6.50% 11/15/20 #	233,000	229,505
MGM Resorts International 6.00% 3/15/23	12,590,000	13,101,469
Pinnacle Entertainment 7.50% 4/15/21	4,395,000	4,669,687
Service International 5.375% 5/15/24	1,565,000	1,670,637
United Rentals North America
4.625% 7/15/23	4,485,000	4,563,532
5.50% 7/15/25	7,158,000	7,278,254
5.75% 11/15/24	4,010,000	4,140,325

		73,225,401

Technology – 2.12%
Baidu 2.75% 6/9/19	2,550,000	2,581,653

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
CDW 5.00% 9/1/23		1,220,000	$1,259,650
First Data
11.25% 1/15/21		4,807,000	5,419,893
11.75% 8/15/21		1,549,000	1,785,223
Jabil Circuit 7.75% 7/15/16		1,178,000	1,267,823
Micron Technology
144A 5.25% 8/1/23 #		7,815,000	7,861,890
144A 5.50% 2/1/25 #		6,522,000	6,505,695
144A 5.625% 1/15/26 #		3,100,000	3,069,000
Microsoft 3.75% 2/12/45		6,735,000	6,397,428
Molex Electronic Technologies
144A 2.878% 4/15/20 #		6,285,000	6,302,076
144A 3.90% 4/15/25 #		4,805,000	4,812,371
Motorola Solutions 4.00% 9/1/24		7,565,000	7,599,292
NetApp 3.25% 12/15/22		6,455,000	6,390,030
NXP 144A 5.75% 3/15/23 #		2,055,000	2,198,850
Oracle
2.50% 5/15/22		2,655,000	2,641,271
2.95% 5/15/25		8,655,000	8,580,022
3.25% 5/15/30		5,440,000	5,360,581
4.125% 5/15/45		8,100,000	8,002,646
4.30% 7/8/34		2,960,000	3,081,576
Samsung Electronics America 144A 1.75% 4/10/17 #		10,895,000	10,973,836
Seagate HDD Cayman
144A 4.75% 1/1/25 #		10,380,000	10,666,135
144A 5.75% 12/1/34 #		1,040,000	1,103,989
Tencent Holdings 144A 3.375% 5/2/19 #		7,420,000	7,643,038

			121,503,968

Transportation – 0.76%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #¿		3,290,000	3,331,125
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ¿		2,659,695	2,752,784
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ¿		2,345,000	2,377,244
Brambles USA 144A 5.35% 4/1/20 #		6,810,000	7,627,908
Burlington Northern Santa Fe
3.40% 9/1/24		5,440,000	5,622,251
4.15% 4/1/45		3,635,000	3,680,772
HPHT Finance 15 144A 2.875% 3/17/20 #		4,040,000	4,097,315
Red de Carreteras de Occidente 144A 9.00% 6/10/28 #	MXN	60,960,000	3,904,258
Trinity Industries 4.55% 10/1/24		5,800,000	5,733,868

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ¿	2,290,000	$2,427,400
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ¿	2,080,000	2,173,600

		43,728,525

Utilities – 0.95%
AES
5.50% 3/15/24	1,550,000	1,557,750
5.50% 4/15/25	10,897,000	10,788,030
Calpine
5.375% 1/15/23	5,605,000	5,682,069
5.50% 2/1/24	915,000	919,575
Dynegy
5.875% 6/1/23	3,005,000	2,982,463
144A 6.75% 11/1/19 #	615,000	645,750
144A 7.375% 11/1/22 #	950,000	1,016,500
144A 7.625% 11/1/24 #	9,855,000	10,643,400
Eskom Holdings 144A 7.125% 2/11/25 #	1,720,000	1,796,884
Lamar Funding 144A 3.958% 5/7/25 #	6,100,000	6,100,000
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #	5,890,000	6,420,100
Saudi Electricity Global Sukuk 3 144A 5.50% 4/8/44 #	2,183,000	2,387,765
State Grid Overseas Investment 2014 144A
2.75% 5/7/19 #	3,430,000	3,512,207

		54,452,493

Total Corporate Bonds (cost $2,775,234,577)		2,858,359,851

Municipal Bonds – 1.12%

Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/40	3,240,000	3,664,732
California State Various Purpose
5.00% 3/1/45	5,630,000	6,392,640
Golden State, California Tobacco Securitization Settlement Revenue (Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	3,170,000	2,531,974
5.75% 6/1/47	3,500,000	3,042,865
Golden State, California Tobacco Securitization Settlement Revenue (Asset-Backed) Series A
5.00% 6/1/40	9,695,000	10,747,586
5.00% 6/1/45	3,060,000	3,389,531
Maryland State Local Facilities 2nd Loan
Series A 5.00% 8/1/21	3,960,000	4,774,374

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

New Jersey Transportation Trust Fund
(Transportation Program) Series AA 5.00% 6/15/44	4,080,000	$4,237,039
New York City, New York
Series I 5.00% 8/1/22	2,680,000	3,213,213
New York City, New York Water & Sewer System
Series EE 5.00% 6/15/45	4,800,000	5,400,000
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	3,145,000	3,579,230
Oregon State Taxable Pension
5.892% 6/1/27	305,000	375,101
Texas Private Activity Bond Surface Transportation Revenue Bond (Senior Lien NTE Mobility Partners Segments 3)
6.75% 6/30/43 (AMT)	2,795,000	3,402,633
Texas State Transportation Commission
Series A 5.00% 10/1/44	8,175,000	9,399,206

Total Municipal Bonds (cost $63,166,374)		64,150,124

Non-Agency Asset-Backed Securities – 1.91%

AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	145,000	153,626
Ally Master Owner Trust
Series 2013-2 A 0.632% 4/15/18 •	5,280,000	5,283,590
American Express Credit Account Master Trust
Series 2013-2 A 0.602% 5/17/21 •	3,480,000	3,491,989
American Tower Trust I
Series 13 1A 144A 1.551% 3/15/43 #	4,240,000	4,236,114
Ameriquest Mortgage Securities Asset-Backed Pass Through Certificates
Series 2003-8 AF4 5.504% 10/25/33 ¿	62,070	62,606
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	4,435,000	4,569,318
Series 2013-1A A 144A 1.92% 9/20/19 #	6,115,000	6,111,050
Series 2014-1A A 144A 2.46% 7/20/20 #	4,587,000	4,636,962
BA Credit Card Trust
Series 2014-A3 A 0.472% 1/15/20 •	4,310,000	4,313,112
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	2,085,736	2,093,803
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.232% 11/15/19 •	1,700,000	1,693,503
Chase Issuance Trust
Series 2014-A5 A5 0.552% 4/15/21 •	5,000,000	5,001,985
Series 2015-A4 A 1.84% 4/15/22	6,240,000	6,240,000

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	4,466	$4,319
DB Master Finance
Series 2015-1A A2I 144A 3.262% 2/20/45 #	5,555,000	5,593,463
FirstKey Lending Trust
Series 2015-SFR1 A 144A 2.553% 9/9/31 #	2,740,000	2,749,689
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	3,995,000	3,994,601
Ford Credit Floorplan Master Owner Trust A
Series 2013-3 B 1.14% 6/15/17	2,610,000	2,612,174
GE Dealer Floorplan Master Note Trust
Series 2013-1 A 0.581% 4/20/18 •	7,250,000	7,251,783
Golden Credit Card Trust
Series 2012-5A A 144A 0.79% 9/15/17 #	4,440,000	4,443,579
Series 2014-2A A 144A 0.632% 3/15/21 #•	2,815,000	2,807,343
Series 2015-2A A 144A 2.02% 4/15/22 #	8,305,000	8,275,115
GreatAmerica Leasing Receivables Funding
Series 2013-1 B 144A 1.44% 5/15/18 #	1,045,000	1,041,560
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	7,543,800	7,522,745
MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35 #•	23,905	23,842
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	358,617	380,720
MMAF Equipment Finance
Series 2014-AA A4 144A 1.59% 2/8/22 #	5,755,000	5,730,910
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	3,800,000	3,799,932
Series 2014-1 A 1.61% 11/15/20	5,270,000	5,285,072

Total Non-Agency Asset-Backed Securities (cost $109,361,786)		109,404,505

Non-Agency Collateralized Mortgage Obligations – 1.25%

American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 f	489,905	500,551
Banc of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	199,801	203,730
Series 2005-3 2A1 5.50% 4/25/20	165,609	170,578
Series 2005-6 7A1 5.50% 7/25/20	661,656	662,906
Banc of America Mortgage Trust
Series 2003-E 2A2 2.736% 6/25/33 •	81,079	81,509
Series 2004-K 2A1 2.658% 12/25/34 •	1,448,765	1,430,271
Chase Mortgage Finance Trust
Series 2005-A1 3A1 2.454% 12/25/35 •	672,800	609,934

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

ChaseFlex Trust
Series 2006-1 A4 4.915% 6/25/36 •	6,119,000	$5,276,897
CHL Mortgage Pass Through Trust
Series 2003-21 A1 2.60% 5/25/33 ¿ •	30,309	30,462
Series 2004-HYB2 2A 2.616% 7/20/34 ¿ •	115,756	105,872
Series 2004-HYB5 3A1 2.512% 4/20/35 ¿ •	133,636	117,883
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	696,047	710,994
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.948% 11/25/36 f	5,800,000	5,782,171
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	3,197,974	3,204,296
First Horizon Mortgage Pass Through Trust
Series 2004-5 2A1 6.25% 8/25/17 ¿	5,580	5,654
Series 2004-7 1A3 5.50% 1/25/35 ¿	2,217,685	2,295,219
Series 2005-4 1A8 5.50% 8/25/35 ¿	958,074	965,835
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN4 M2 2.581% 10/25/24 •	2,455,000	2,491,108
Series 2015-DN1 M1 1.431% 1/25/25 •	3,141,635	3,147,635
Series 2015-DNA1 M2 2.03% 10/25/27 •	2,220,000	2,220,009
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A 7.75% 9/19/27 #•	44,421	46,178
GSR Mortgage Loan Trust
Series 2004-9 4A1 2.636% 8/25/34 •	629,493	612,459
Series 2006-AR1 3A1 2.79% 1/25/36 •	655,220	595,155
JPMorgan Mortgage Trust
Series 2005-A8 1A1 5.019% 11/25/35 •	414,646	391,183
Series 2006-S1 1A1 6.00% 4/25/36	3,705,797	3,798,608
Series 2007-A1 7A4 2.517% 7/25/35 •	91,848	80,805
Series 2014-2 B1 144A 3.437% 6/25/29 #•	2,331,765	2,362,202
Series 2014-2 B2 144A 3.437% 6/25/29 #•	868,771	865,849
MASTR ARM Trust
Series 2003-6 1A2 2.45% 12/25/33 •	43,030	42,842
Series 2004-10 2A2 3.021% 10/25/34 •	58,913	38,574
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.705% 9/25/43 #•	2,644,089	2,575,401
Series 2014-2 A4 144A 3.50% 7/25/44 #•	4,286,320	4,374,725
Structured Asset Securities Mortgage Pass Through Certificates
Series 2004-20 2A1 5.50% 11/25/34 ¿	3,094,059	3,158,193
Structured Asset Securities Trust
Series 2005-1 4A1 5.00% 2/25/20	2,864,862	2,911,308
WaMu Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18 ¿	145,302	149,045

		Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

WaMu Mortgage Pass Through Certificates Trust
Series 2006-AR14 2A1 1.939% 11/25/36 ¿ •		3,919,290	$3,309,057
Washington Mutual Alternative Mortgage Pass Through Trust Series 2005-1 5A2
6.00% 3/25/35 ¿		302,649	146,122
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-3 A4 5.50% 5/25/35		5,234,297	5,395,446
Series 2006-2 3A1 5.75% 3/25/36		2,304,217	2,366,659
Series 2006-3 A11 5.50% 3/25/36		2,196,524	2,274,167
Series 2006-20 A1 5.50% 12/25/21		778,658	791,357
Series 2006-AR5 2A1 2.714% 4/25/36 •		1,829,141	1,717,231
Series 2007-9 2A3 5.50% 7/25/22		3,540,341	3,628,634
Series 2007-14 1A1 6.00% 10/25/37		121,926	123,470

Total Non-Agency Collateralized Mortgage Obligations (cost $68,316,673)			71,768,184

Regional Bonds – 0.21%Δ

Australia – 0.10%
New South Wales Treasury 4.00% 5/20/26	AUD	3,981,200	3,429,040
Queensland Treasury 144A 4.75% 7/21/25 #	AUD	2,982,000	2,678,479

			6,107,519

Canada – 0.11%
Province of Ontario Canada 3.45% 6/2/45	CAD	2,594,000	2,324,238
Province of Quebec Canada 6.00% 10/1/29	CAD	3,366,000	3,874,582

			6,198,820

Total Regional Bonds (cost $12,480,303)			12,306,339

Senior Secured Loans – 11.59%«

21st Century Oncology Tranche B 1st Lien 6.50% 4/28/22		5,080,000	5,080,982
Accudyne Industries (Hamilton Sundstrand Industrial) 1st Lien 4.00% 12/13/19		3,365,000	3,283,678
Air Medical Group Holdings Tranche B 1st Lien 4.50% 4/16/22		11,320,000	11,336,176
Albertson’s Holdings Tranche B4 1st Lien 5.50% 8/25/21		9,655,000	9,770,995
Albertsons Tranche B 1st Lien 5.375% 3/21/19		2,459,812	2,482,489
Altice Financing Tranche B 1st Lien 5.25% 1/29/22		6,880,000	6,983,200
Amaya Gaming 1st Lien 5.00% 8/1/21		4,795,900	4,818,383
Amaya Gaming 2nd Lien 8.00% 8/1/22		2,195,000	2,220,791
American Tire Distributors 1st Lien 4.25% 9/30/21		3,265,000	3,307,853
Applied Systems 1st Lien 5.50% 1/23/21		2,571,843	2,586,309
Applied Systems 2nd Lien 7.50% 1/23/22		7,492,300	7,549,661
Atkore International 2nd Lien 7.75% 10/9/21		3,249,000	3,078,428
Avaya Tranche B-3 4.681% 10/26/17		6,307,872	6,291,383

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Axalta Coating Systems U.S. Holdings 1st Lien 3.75% 2/1/20	4,568,341	$4,587,103
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	6,830,000	6,915,375
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	5,679,349	5,717,952
Burlington Coat Factory Warehouse Tranche B3 1st Lien 4.25% 8/13/21	3,005,000	3,027,538
BWAY Holding Tranche B 1st Lien 5.50% 8/14/20	5,553,038	5,615,509
Cable & Wireless Communications (CWC Cayman Finance) 5.50% 12/31/16	4,248,587	4,261,864
Cable & Wireless Communications (CWC Cayman Finance) (Unsecured) 6.50% 12/31/16	2,085,000	2,090,213
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21	11,292,337	10,163,103
Calpine Construction Finance Tranche B 3.00% 5/3/20	1,441,794	1,436,567
CD&R Millennium (Mauser Holdings) 2nd Lien 8.25% 7/31/22	4,150,000	4,118,875
Chemstralia (Orica Chemicals) Tranche B 1st Lien 7.25% 2/26/22	1,075,000	1,064,250
Citgo Holding Tranche B 1st Lien 9.50% 5/9/18	1,077,300	1,088,410
Citycenter Holdings Tranche B 1st Lien 4.25% 10/28/20	3,274,609	3,301,215
Colouroz (Flint Group) 1st Lien 4.75% 9/7/21	4,098,474	4,136,898
Colouroz (Flint Group) 2nd Lien 8.25% 9/7/22	2,125,000	2,090,469
Colouroz (Flint Group) Tranche C 1st Lien 4.75% 9/7/21	677,526	683,877
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/16/22	7,790,000	7,790,000
Community Health Systems Tranche D 4.25% 1/27/21	9,807,719	9,878,217
Crown Castles Operating Tranche B2 3.00% 1/31/21	3,451,595	3,457,852
DaVita Healthcare Partners Tranche B 3.50% 6/24/21	3,910,450	3,929,189
Dollar Tree Tranche B 1st Lien 4.25% 3/9/22	5,260,000	5,335,186
Drillship Ocean Ventures (Ocean Rig) Tranche B 1st Lien 5.50% 7/25/21	7,465,354	6,507,302
Drillships Financing Holding Tranche B1 6.00% 3/31/21	14,267,067	11,599,125
Dynegy Tranche B2 4.00% 4/23/20	3,097,750	3,116,005
Emdeon 1st Lien 3.75% 11/2/18	3,797,639	3,816,627
Energy Transfer Equity 1st Lien
3.25% 12/2/19	3,010,000	3,002,743
4.00% 12/2/19	2,100,000	2,113,125
Exide Technologies DIP 9.00% 5/8/15	5,802,482	4,758,035
FCA U.S. (Chrysler) Tranche B 1st Lien
3.25% 12/31/18	10,221,750	10,246,200
3.50% 5/24/17	1,969,536	1,975,683
First Data Tranche B 1st Lien
3.682% 3/24/17	8,213,693	8,239,361
4.182% 3/24/21	4,597,445	4,634,440

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

First Data Tranche C1 1st Lien 3.682% 3/24/18	6,890,822	$6,914,202
Flying Fortress 1st Lien 3.50% 6/30/17	1,225,209	1,229,549
FMG (Fortescue Resources) 1st Lien 3.75% 6/30/19	8,067,129	7,306,915
Gardner Denver 1st Lien 4.25% 7/30/20	9,608,901	9,396,909
Gates Global 1st Lien 4.25% 7/3/21	2,651,675	2,657,594
Global Cash Access Tranche B 6.25% 12/19/20	8,414,100	8,482,465
Green Energy Partners (Panda Stonewall) Tranche B 6.50% 11/13/21	4,505,000	4,575,391
Hanson Building Tranche B 1st Lien 6.50% 3/13/22	5,635,000	5,670,219
HD Supply Tranche B 4.00% 6/28/18	12,261,026	12,325,397
Headwaters Tranche B 1st Lien 4.50% 3/12/22	1,090,000	1,098,175
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	9,318,750	9,364,048
Houghton International 1st Lien 4.00% 12/20/19	1,876,800	1,882,079
Houghton International 2nd Lien 9.50% 12/21/20	2,605,000	2,614,769
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	5,850,338	5,886,902
Hyperion Insurance Group Tranche B 1st Lien 4.813% 3/26/22	4,355,000	4,401,272
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	8,013,141	8,057,213
IBC Capital (Goodpack) 1st Lien 4.75% 9/15/21	5,045,000	5,064,706
iHeartCommunications (Clear Channel Communications) Tranche D 6.934% 1/30/19	18,035,000	17,300,074
iHeartCommunications (Clear Channel Communications) Tranche E 1st Lien 7.684% 7/30/19	1,349,729	1,313,244
Immucor Tranche B2 5.00% 8/19/18	9,710,236	9,758,787
Ineos U.S. Finance Tranche B 3.75% 5/4/18	5,962,904	5,981,198
Ineos U.S. Finance Tranche B 1st Lien 4.25% 3/31/22	1,310,000	1,319,357
Infor U.S. Tranche B5 1st Lien 3.75% 6/3/20	57,335	57,286
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	10,202,366	10,212,569
J. Crew Group Tranche B 1st Lien 4.00% 3/5/21	7,919,880	7,446,335
KIK Custom Products 1st Lien 5.50% 4/29/19	8,008,719	8,031,247
KIK Custom Products 2nd Lien 9.50% 10/29/19	989,700	993,103
Kinetic Concepts Tranche E1 4.50% 5/4/18	1,415,677	1,427,474
Landry’s Tranche B 4.00% 4/24/18	4,888,798	4,918,131
Level 3 Financing Tranche B 4.00% 1/15/20	8,015,000	8,055,075
LTS Buyer 2nd Lien 8.00% 4/1/21	3,141,138	3,151,607
LTS Buyer (Lightower Fiber Networks) 1st Lien 4.00% 4/13/20	970,996	973,114
Marina District (Borgata) Tranche B 1st Lien 6.50% 8/15/18	6,417,439	6,481,614
Men’s Wearhouse Tranche B 1st Lien 5.00% 6/18/21	2,690,000	2,710,175
MGM Resorts International 3.50% 12/20/19	2,713,505	2,718,593
Michael Stores Tranche B 1st Lien 3.75% 1/28/20	2,294,661	2,305,419
Moxie Patriot (Panda Power Fund) Tranche B1 6.75% 12/19/20	4,500,000	4,522,500

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

MPH Acquisition (Multiplan) Tranche B 3.75% 3/31/21	7,958,673	$7,968,001
Murray Energy Tranche B2 1st Lien 7.50% 4/16/20	4,030,000	3,999,775
Neiman Marcus 1st Lien 4.25% 10/25/20	1,985,000	1,993,007
NEP/NCP 9.50% 7/22/20	3,077,857	3,085,552
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	806,865	801,318
New Albertsons 1st Lien 4.75% 6/27/21	3,034,750	3,052,294
New HB Acquisition (Hostess Brands) 1st Lien 6.75% 3/20/20	5,465,071	5,588,035
Numericable SFR 4.50% 5/21/20	6,969,689	7,036,661
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20	6,029,731	6,062,141
Offshore Group (Vantage Drilling) Tranche B 1st Lien 5.00% 10/25/17	5,129,870	3,677,475
Pabst Blue Ribbon 1st Lien 5.75% 11/13/21	4,186,266	4,217,663
Pabst Blue Ribbon 2nd Lien 9.25% 11/13/22	1,610,000	1,626,100
Pacific Drilling Tranche B 4.50% 6/3/18	2,708,894	2,395,396
Panda Liberty (Moxie Liberty) Tranche B 7.50% 8/21/20	8,341,000	8,403,558
Par Pharmaceutical Tranche B3 1st Lien 4.25% 9/28/19	2,099,738	2,112,861
PetSmart Tranche B 1st Lien 5.00% 3/10/22	8,346,600	8,460,322
Polymer Group Tranche B 5.25% 12/19/19	6,477,296	6,528,577
Polymer Group Tranche B 1st Lien 5.25% 12/19/19	3,000,000	3,023,751
Prestige Brands Tranche B 1st Lien 4.50% 9/3/21	1,805,556	1,817,781
Quickrete 2nd Lien 7.00% 3/30/21	3,072,632	3,106,240
Republic of Angola 6.594% 12/16/23	11,720,000	11,427,000
Reynolds Group Holdings Tranche B 1st Lien 4.50% 12/1/18	10,897,858	11,014,400
Rite Aid 2nd Lien
4.875% 6/21/21	3,140,000	3,153,738
5.75% 8/21/20	7,280,000	7,351,286
RPI Finance Trust (Royalty Pharma) Tranche B4 1st Lien 3.50% 12/18/20	1,566,075	1,576,189
SAM Finance (Santander Asset Management) Tranche B 4.25% 12/17/20	2,315,688	2,327,266
Scientific Games International 6.00% 10/18/20	9,870,062	9,981,101
Scientific Games International Tranche B2 1st Lien 6.00% 10/1/21	2,403,975	2,431,186
Sensus 2nd Lien 8.50% 5/9/18	2,660,000	2,640,050
SIG Combibloc Group 1st Lien 5.25% 3/13/22	7,385,000	7,473,849
Sinclair Broadcasting Tranche B1 1st Lien 3.50% 7/30/21	2,725,000	2,730,393
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	3,859,281	3,873,753
Solenis International (Ashland Water) 1st Lien 4.25% 7/31/21	2,338,250	2,346,654
Solenis International (Ashland Water) 2nd Lien 7.75% 7/31/22	1,875,000	1,828,125
Stena 1st Lien 4.00% 3/3/21	1,133,550	1,038,970

		Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Styrolution Group Tranche B 1st Lien 6.50% 9/30/19		2,149,613	$2,187,231
Supervalu 1st Lien 4.50% 3/21/19		3,178,270	3,195,487
Surgical Care Affiliates Tranche B 1st Lien 4.25% 3/17/22		3,805,000	3,807,378
Sybil Finance (Avast Software) 1st Lien 4.75% 3/20/20		4,693,000	4,736,997
Targa Resources 1st Lien 5.75% 2/27/22		1,260,651	1,275,621
TransDigm Tranche C 3.75% 2/28/20		5,789,562	5,810,874
United Continental Tranche B 3.50% 4/1/19		1,053,052	1,057,001
Univision Communications 1st Lien 4.00% 3/1/20		2,126,194	2,129,421
Univision Communications Tranche C4 4.00% 3/1/20		12,197,376	12,215,892
US Airways Tranche B1 3.50% 5/23/19		1,692,550	1,696,631
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		8,822,953	8,850,525
Valeant Pharmaceuticals International Tranche BE 3.50% 8/5/20		6,844,827	6,871,823
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 4.00% 3/13/22		6,340,000	6,391,912
Varsity Brands Tranche B 1st Lien 6.00% 12/15/21		3,645,862	3,700,550
Weight Watchers International 3.19% 4/2/16		1,871,566	1,675,051
Wide Open West Finance 4.75% 4/1/19		12,656,700	12,739,196
Windstream Tranche B5 1st Lien 3.50% 8/8/19		37,031	37,022
Zayo Group Tranche B 1st Lien 3.75% 7/2/19		8,910,275	8,929,770
Ziggo Tranche B 2nd Lien 3.50% 1/15/22		1,358,298	1,361,316
Ziggo Tranche B 3rd Lien 3.50% 1/15/22		2,233,915	2,238,879
Ziggo Tranche B1 1st Lien 3.50% 1/15/22		2,107,787	2,112,471

Total Senior Secured Loans (cost $667,123,371)			665,264,859

Sovereign Bonds – 3.22%Δ

Armenia – 0.12%
Republic of Armenia 144A 7.15% 3/26/25 #		6,757,000	6,892,140

			6,892,140

Australia – 0.09%
Australia Government Bond
3.25% 4/21/25	AUD	3,397,000	2,830,339
3.75% 4/21/37	AUD	2,743,000	2,378,642

			5,208,981

Brazil – 0.15%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	13,694,000	4,334,469
10.00% 1/1/23	BRL	14,800,000	4,315,019

			8,649,488

Canada – 0.02%
Canadian Government Bond 2.75% 12/1/48	CAD	1,202,000	1,124,138

			1,124,138

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Chile – 0.08%
Chile Government International Bond 5.50% 8/5/20	CLP	2,737,000,000	$4,804,796

			4,804,796

Colombia – 0.24%
Colombia Government International Bond
4.375% 3/21/23	COP	7,082,000,000	2,779,878
5.00% 6/15/45		9,669,000	9,814,035
9.85% 6/28/27	COP	2,576,000,000	1,423,181

			14,017,094

Costa Rica – 0.09%
Costa Rica Government International Bond
5.625% 4/30/43		5,790,000	5,153,100

			5,153,100

Dominican Republic – 0.16%
Dominican Republic International Bond
144A 5.50% 1/27/25 #		4,600,000	4,772,500
144A 6.85% 1/27/45 #		4,000,000	4,200,000

			8,972,500

Germany – 0.03%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	1,646,000	1,871,750

			1,871,750

Indonesia – 0.25%
Indonesia Government International Bond 144A
4.625% 4/15/43 #		6,040,000	5,889,000
Indonesia Treasury Bond 8.375% 3/15/24	IDR	107,191,000,000	8,651,771

			14,540,771

Italy – 0.12%
Italy Buoni Poliennali Del Tesoro 1.35% 4/15/22	EUR	5,857,000	6,691,232

			6,691,232

Ivory Coast – 0.08%
Ivory Coast Government International Bond 144A
6.375% 3/3/28 #		4,675,000	4,698,375

			4,698,375

Japan – 0.02%
Japan Government 40 yr Bond 1.40% 3/20/55	JPY	148,300,000	1,211,800

			1,211,800

Mexico – 0.23%
Mexican Bonos 7.50% 6/3/27	MXN	158,232,000	11,498,962
Mexico Government International Bond 3.60% 1/30/25		1,637,000	1,668,103

			13,167,065

		Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Norway – 0.21%
Kommunalbanken
144A 2.125% 4/23/25 #		9,576,000	$9,413,170
5.00% 3/28/19	NZD	510,000	405,460
Norway Government Bond
2.00% 5/24/23	NOK	1,662,000	230,243
3.00% 3/14/24	NOK	14,754,000	2,202,871

			12,251,744

Pakistan – 0.16%
Pakistan Government International Bond 144A
7.25% 4/15/19 #		8,649,000	9,162,880

			9,162,880

Peru – 0.11%
Peruvian Government International Bond 144A
6.95% 8/12/31 #	PEN	19,800,000	6,558,865

			6,558,865

Poland – 0.05%
Poland Government Bond 3.25% 7/25/25	PLN	9,401,000	2,753,400

			2,753,400

Portugal – 0.02%
Portugal Government International Bond 144A
5.125% 10/15/24 #		1,045,000	1,130,115

			1,130,115

Republic of Korea – 0.14%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	8,863,191,183	7,887,739

			7,887,739

Senegal – 0.07%
Senegal Government International Bond 144A
6.25% 7/30/24 #		4,297,000	4,254,889

			4,254,889

Singapore – 0.09%
Temasek Financial I 144A 2.375% 1/23/23 #		4,915,000	4,876,869

			4,876,869

South Africa – 0.31%
South Africa Government Bond 8.00% 1/31/30	ZAR	181,007,000	14,735,163
South Africa Government International Bond
5.375% 7/24/44		2,933,000	3,125,111

			17,860,274

Turkey – 0.15%
Turkey Government International Bond 4.25% 4/14/26		8,600,000	8,370,294

			8,370,294

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

United Kingdom – 0.12%
United Kingdom Gilt
3.25% 1/22/44	GBP	1,752,900	$3,077,069
3.50% 1/22/45	GBP	1,169,100	2,157,088
United Kingdom Gilt Inflation Linked 0.125% 3/22/24	GBP	982,668	1,656,984

			6,891,141

Uruguay – 0.11%
Uruguay Government International Bond 5.10% 6/18/50		5,949,000	6,070,972

			6,070,972

Total Sovereign Bonds (cost $186,095,899)			185,072,412

Supranational Banks – 0.61%

Banco Latinoamericano de Comercio Exterior 144A
3.25% 5/7/20 #		4,615,000	4,598,986
European Bank for Reconstruction & Development
6.00% 3/3/16	INR	260,400,000	4,067,181
7.375% 4/15/19	IDR	69,950,000,000	5,306,756
Inter-American Development Bank
6.00% 9/5/17	INR	377,950,000	5,894,271
7.25% 7/17/17	IDR	49,400,000,000	3,736,107
International Bank for Reconstruction & Development
0.25% 4/17/19 •		2,469,000	2,472,197
2.50% 11/25/24		2,469,000	2,534,890
3.75% 2/10/20	NZD	3,300,000	2,515,837
4.625% 10/6/21	NZD	5,245,000	4,172,432

Total Supranational Banks (cost $36,560,152)			35,298,657

U.S. Treasury Obligations – 1.51%

U.S. Treasury Bond
2.50% 2/15/45 ¥		58,785,000	55,854,920
U.S. Treasury Note
1.375% 3/31/20		11,330,000	11,294,594
2.00% 2/15/25		17,425,000	17,355,579
2.25% 11/15/24		2,020,000	2,057,560

Total U.S. Treasury Obligations (cost $88,154,688)			86,562,653

		Number of Shares

Common Stock – 0.04%

Century Communications =†		7,875,000	0

	Number of Shares	Value (U.S. $)

Common Stock (continued)

HealthSouth	51,766	$2,340,870
Mirant (Escrow) †	695,000	0

Total Common Stock (cost $1,951,172)		2,340,870

Convertible Preferred Stock – 0.44%

Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	34,550	1,576,171
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	105,625	1,815,430
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	1,477	1,702,612
Chesapeake Energy 144A 5.75% exercise price $26.10, expiration date 12/31/49 #	1,633	1,409,483
Dominion Resources 6.125% exercise price $65.06, expiration date 4/1/16	23,556	1,334,919
Dynegy 5.375% exercise price $38.75, expiration date 11/1/17 @	16,660	1,891,077
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	38,450	1,894,431
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	2,077	604,407
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	1,796	2,460,520
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	77,386	2,718,570
Maiden Holdings 7.25% exercise price $15.30, expiration date 9/15/16	58,850	3,051,373
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	14,334	609,195
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	22,922	1,429,187
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	2,210	2,693,437

Total Convertible Preferred Stock (cost $29,215,413)		25,190,812

Preferred Stock – 0.55%

Alabama Power 5.625%	289,178	7,258,368
Ally Financial 144A 7.00% #	4,915	5,032,346
Bank of America 6.10% •	3,595,000	3,675,887
Integrys Energy Group 6.00% •	205,350	5,620,429
Morgan Stanley 5.55% •	3,015,000	3,037,613
National Retail Properties 5.70%	67,445	1,636,890

Schedule of investments

Delaware Diversified Income Fund

	Number of Shares	Value (U.S. $)

Preferred Stock (continued)

Public Storage 5.20%	212,995	$5,133,179

Total Preferred Stock (cost $30,176,792)		31,394,712

	Principal amount°

Short-Term Investments – 5.03%

Discount Notes – 2.54%≠
Federal Home Loan Bank
0.05% 6/1/15	34,474,756	34,473,652
0.065% 6/5/15	15,263,423	15,262,873
0.075% 6/4/15	14,119,324	14,118,830
0.075% 6/29/15	14,119,324	14,118,463
0.08% 7/17/15	12,594,129	12,592,782
0.08% 7/22/15	16,792,172	16,790,258
0.095% 7/14/15	38,645,023	38,641,042

		145,997,900

Repurchase Agreements – 2.49%
Bank of America Merrill Lynch
0.06%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $50,604,194 (collateralized by U.S. government obligations 0.25%–2.00% 8/31/21–1/15/25; market value $51,616,192)	50,604,110	50,604,110
Bank of Montreal
0.08%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $42,170,185 (collateralized by U.S. government obligations 0.00%–9.125% 2/4/16–7/15/24; market value $43,013,504)	42,170,091	42,170,091
BNP Paribas
0.10%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $49,963,938 (collateralized by U.S. government obligations 0.00%–2.00% 8/6/15–11/15/42; market value $50,963,079)	49,963,799	49,963,799

		142,738,000

Total Short-Term Investments (cost $288,730,883)		288,735,900

Total Value of Securities – 101.89%
(cost $5,743,245,206)		$5,847,207,506

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2015, the aggregate value of Rule 144A securities was $1,394,220,927, which represents 24.29% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At April 30, 2015, the aggregate value of illiquid securities was $1,891,077, which represents 0.03% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

•	Variable rate security. The rate shown is the rate as of April 30, 2015. Interest rates reset periodically.

¥	Fully or partially pledged as collateral for futures contracts.

Δ	Securities have been classified by country of origin.

S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2015.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2015.

Schedule of investments

Delaware Diversified Income Fund

The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(8,320,291)	USD	6,489,328	6/12/15	$(79,619)
BAML	CAD	(12,746,561)	USD	10,503,186	6/12/15	(54,450)
BAML	EUR	(3,055,492)	USD	3,317,641	6/12/15	(114,128)
BAML	IDR	(90,037,393,904)	USD	6,835,515	6/12/15	(24,042)
BAML	JPY	(527,391,860)	USD	4,417,898	6/12/15	(1,243)
BAML	NZD	(16,681,916)	USD	12,643,891	6/12/15	(34,931)
BAML	ZAR	(64,262,011)	USD	5,286,531	6/12/15	(77,372)
BNP	AUD	(10,730,424)	USD	8,422,449	6/12/15	(49,319)
BNP	NOK	(46,166,471)	USD	6,025,093	6/12/15	(98,865)
BNYM	BRL	6,758,532	USD	(2,327,719)	5/4/15	(86,428)
DB	MXN	(23,741,213)	USD	1,538,137	6/12/15	(5,002)
HSBC	GBP	(5,333,135)	USD	8,085,726	6/12/15	(98,910)
JPMC	COP	(8,669,163,814)	USD	3,559,135	6/12/15	(65,173)
JPMC	GBP	(6,967,166)	USD	10,565,951	6/12/15	(126,393)
JPMC	KRW	(8,525,381,610)	USD	7,936,993	6/12/15	31,775
JPMC	PLN	(8,143,900)	USD	2,214,019	6/12/15	(44,541)
JPMC	SEK	2,022,068	USD	(234,858)	6/12/15	7,949
TD	CAD	3,891,986	USD	(3,214,286)	6/12/15	9,342
TD	JPY	410,195,217	USD	(3,441,749)	6/12/15	(4,627)
UBS	ZAR	36,236,653	USD	(3,075,594)	5/4/15	(31,026)

						$(947,003)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(16)	Euro-Bund	$(2,815,359)	$(2,814,332)	6/9/15	$1,027
1,964	U.S. Treasury 5 yr Notes	235,533,884	235,940,844	7/1/15	406,960
(3,267)	U.S. Treasury 10 yr Notes	(420,686,443)	(419,401,125)	6/22/15	1,285,318

		$(187,967,918)			$1,693,305

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

Summary of Abbreviations (continued):

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNP – Banque Paribas

BNYM – Bank of New York Mellon

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

COP – Colombian Peso

DB – Deutsche Bank

DIP – Debtor in Possession

EUR – European Monetary Unit

GBP – British Pound Sterling

GE – General Electric

GNMA – Government National Mortgage Association

GS – Goldman Sachs

GSMPS – Goldman Sachs Reperforming Mortgage Securities

HSBC – Hong Kong Shanghai Bank

IDR – Indonesian Rupiah

INR – Indian Rupee

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

LB – Lehman Brothers

MASTR – Mortgage Asset Securitization Transactions, Inc.

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PLN – Polish Zloty

REMIC – Real Estate Mortgage Investment Conduit

SEK – Swedish Krona

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Securities

UBS – Union Bank of Switzerland

USD – U.S. Dollar

WaMu – Washington Mutual

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Diversified Income Fund	April 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$5,558,471,606
Short-term investments, at value[2]	288,735,900
Cash	12,573,342
Foreign currencies, at value[3]	11,627,467
Cash collateral due from brokers	2,850,000
Receivable for securities sold	434,647,995
Dividends and interest receivable	45,433,764
Receivable for fund shares sold	9,057,115
Variation margin due from broker on futures contracts	246,230
Unrealized appreciation on foreign currency exchange contracts	49,066
Securities lending income receivable	254

Total assets	6,363,692,739

Liabilities:
Payable for securities purchased	602,442,104
Payable for fund shares redeemed	10,425,791
Income distribution payable	4,770,556
Other accrued expenses	2,344,609
Investment management fees payable	2,124,269
Distribution fees payable to affiliates	1,366,107
Unrealized depreciation on foreign currency exchange contracts	996,069
Other affiliates payable	207,823
Cash collateral due to brokers	120,000
Trustees’ fees and expenses payable	13,680
Other liabilities	14,822

Total liabilities	624,825,830

Total Net Assets	$5,738,866,909

Net Assets Consist of:
Paid-in capital	$5,659,757,903
Distributions in excess of net investment income	(20,810,801)
Accumulated net realized loss	(5,001,489)
Net unrealized appreciation of investments, foreign currencies, and derivatives	104,921,296

Total Net Assets	$5,738,866,909

Net Asset Value
Class A:
Net assets	$1,882,021,010
Shares of beneficial interest outstanding, unlimited authorization, no par	208,172,604
Net asset value per share	$9.04
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.47

Class C:
Net assets	$1,119,864,135
Shares of beneficial interest outstanding, unlimited authorization, no par	123,882,823
Net asset value per share	$9.04

Class R:
Net assets	$116,539,990
Shares of beneficial interest outstanding, unlimited authorization, no par	12,897,323
Net asset value per share	$9.04

Institutional Class:
Net assets	$2,620,441,774
Shares of beneficial interest outstanding, unlimited authorization, no par	289,637,162
Net asset value per share	$9.05

[1]Investments, at cost	$5,454,514,323
[2]Short-term investments, at cost	288,730,883
[3]Foreign currencies, at cost	11,526,354

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Diversified Income Fund	Six months ended April 30, 2015 (Unaudited)

Investment Income:
Interest	$111,651,534
Dividends	1,764,461
Securities lending income	345,761
Foreign tax withheld	(7,556)

113,754,200

Expenses:
Management fees	12,868,235
Distribution expenses – Class A	2,494,729
Distribution expenses – Class C	5,699,595
Distribution expenses – Class R	291,299
Dividend disbursing and transfer agent fees and expenses	3,778,499
Accounting and administration expenses	918,289
Reports and statements to shareholders	840,849
Legal fees	320,719
Custodian fees	170,947
Trustees’ fees and expenses	133,578
Registration fees	84,371
Audit and tax	26,369
Other	123,574

27,751,053
Less expense paid indirectly	(868)

Total operating expenses	27,750,185

Net Investment Income	86,004,015

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments*	$37,391,998
Foreign currencies	(13,499,798)
Foreign currency exchange contracts	5,563,978
Futures contracts	5,208,465
Swap contracts	(244,258)

Net realized gain	34,420,385

Net change in unrealized appreciation (depreciation) of:
Investments**	(31,617,823)
Foreign currencies	69,814
Foreign currency exchange contracts	(1,376,274)
Futures contracts	648,765
Swap contracts	154,023

Net change in unrealized appreciation (depreciation)	(32,121,495)

Net Realized and Unrealized Gain	2,298,890

Net Increase in Net Assets Resulting from Operations	$88,302,905

*Includes $39,998 capital gain taxes paid.

**Includes $15,349 capital gain taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Diversified Income Fund

	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$86,004,015	$189,479,574
Net realized gain	34,420,385	88,257,893
Net change in unrealized appreciation (depreciation)	(32,121,495)	15,228,646

Net increase in net assets resulting from operations	88,302,905	292,966,113

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(35,056,792)	(101,311,286)
Class B	—	(199,020)
Class C	(15,746,840)	(38,624,229)
Class R	(1,901,428)	(4,252,164)
Institutional Class	(46,687,433)	(71,970,965)

Net realized gain:
Class A	(7,212,371)	—
Class C	(4,089,727)	—
Class R	(409,856)	—
Institutional Class	(8,547,257)	—

	(119,651,704)	(216,357,664)

Capital Share Transactions:
Proceeds from shares sold:
Class A	245,110,677	409,534,255
Class B	—	10,560
Class C	48,158,270	91,850,364
Class R	17,957,706	41,084,040
Institutional Class	494,522,458	1,335,463,575

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	40,531,509	99,203,203
Class B	—	184,545
Class C	18,250,634	35,230,749
Class R	2,308,287	4,250,429
Institutional Class	52,600,739	66,560,180

	919,440,280	2,083,371,900

	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(441,073,140)	$(1,745,741,871)
Class B	—	(9,700,498)
Class C	(117,660,668)	(437,984,676)
Class R	(19,931,993)	(54,724,332)
Institutional Class	(307,511,307)	(762,910,784)

	(886,177,108)	(3,011,062,161)

Increase (Decrease) in net assets derived from capital share transactions	33,263,172	(927,690,261)

Net Increase (Decrease) in Net Assets	1,914,373	(851,081,812)

Net Assets:
Beginning of period	5,736,952,536	6,588,034,348

End of period	$5,738,866,909	$5,736,952,536

Distributions in excess of net investment income	$(20,810,801)	$(7,422,323)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/15[1]	Year ended
(Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

$9.090	$8.960	$9.450	$9.330	$9.770	$9.270

0.137	0.302	0.278	0.304	0.359	0.444
0.003	0.171	(0.350)	0.396	(0.033)	0.598

0.140	0.473	(0.072)	0.700	0.326	1.042

(0.158)	(0.343)	(0.248)	(0.346)	(0.399)	(0.474)
(0.032)	—	(0.089)	(0.234)	(0.367)	(0.068)
—	—	(0.081)	—	—	—

(0.190)	(0.343)	(0.418)	(0.580)	(0.766)	(0.542)

$9.040	$9.090	$8.960	$9.450	$9.330	$9.770

1.56%	5.25%	(0.66% )	7.82%	3.64%	11.60%

$1,882,021	$2,048,203	$3,244,801	$4,890,056	$4,370,224	$4,423,278
0.92%	0.90%	0.90%	0.90%	0.92%	0.93%

0.92%	0.90%	0.95%	0.95%	0.97%	0.98%
3.05%	3.34%	3.03%	3.26%	3.84%	4.68%

3.05%	3.34%	2.98%	3.21%	3.79%	4.63%
112%	189%	238%	238%	237%	232%

Financial highlights

Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/15[1]	Year ended
(Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

$9.090	$8.960	$9.450	$9.330	$9.760	$9.270

0.103	0.234	0.209	0.234	0.289	0.373
0.003	0.172	(0.349)	0.397	(0.023)	0.588

0.106	0.406	(0.140)	0.631	0.266	0.961

(0.124)	(0.276)	(0.197)	(0.277)	(0.329)	(0.403)
(0.032)	—	(0.089)	(0.234)	(0.367)	(0.068)
—	—	(0.064)	—	—	—

(0.156)	(0.276)	(0.350)	(0.511)	(0.696)	(0.471)

$9.040	$9.090	$8.960	$9.450	$9.330	$9.760

1.18%	4.59%	(1.51% )	7.01%	2.98%	10.65%

$1,119,864	$1,177,575	$1,471,553	$2,230,985	$2,012,603	$2,097,340
1.67%	1.65%	1.65%	1.65%	1.67%	1.68%
2.30%	2.59%	2.28%	2.51%	3.09%	3.93%
112%	189%	238%	238%	237%	232%

Financial highlights

Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/15[1]	Year ended
(Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

$9.090	$8.960	$9.450	$9.330	$9.760	$9.270

0.125	0.279	0.255	0.280	0.336	0.420
0.003	0.171	(0.350)	0.397	(0.023)	0.589

0.128	0.450	(0.095)	0.677	0.313	1.009

(0.146)	(0.320)	(0.231)	(0.323)	(0.376)	(0.451)
(0.032)	—	(0.089)	(0.234)	(0.367)	(0.068)
—	—	(0.075)	—	—	—

(0.178)	(0.320)	(0.395)	(0.557)	(0.743)	(0.519)

$9.040	$9.090	$8.960	$9.450	$9.330	$9.760

1.43%	5.11%	(1.02% )	7.55%	3.49%	11.33%

$116,540	$116,840	$124,586	$160,695	$146,620	$172,642
1.17%	1.15%	1.15%	1.15%	1.17%	1.18%

1.17%	1.15%	1.24%	1.25%	1.27%	1.28%
2.80%	3.09%	2.78%	3.01%	3.59%	4.43%

2.80%	3.09%	2.69%	2.91%	3.49%	4.33%
112%	189%	238%	238%	237%	232%

Financial highlights

Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/15[1]			Year ended

(Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

$9.100	$8.970	$9.460	$9.340	$9.770	$9.280

0.148	0.325	0.301	0.327	0.383	0.470
0.003	0.171	(0.350)	0.397	(0.023)	0.586

0.151	0.496	(0.049)	0.724	0.360	1.056

(0.169)	(0.366)	(0.265)	(0.370)	(0.423)	(0.498)
(0.032)	—	(0.089)	(0.234)	(0.367)	(0.068)
—	—	(0.087)	—	—	—

(0.201)	(0.366)	(0.441)	(0.604)	(0.790)	(0.566)

$9.050	$9.100	$8.970	$9.460	$9.340	$9.770

1.68%	5.63%	(0.52% )	8.08%	4.01%	11.76%

$2,620,442	$2,394,335	$1,737,652	$2,238,906	$1,620,249	$1,242,001
0.67%	0.65%	0.65%	0.65%	0.67%	0.68%
3.30%	3.59%	3.28%	3.51%	4.09%	4.93%
112%	189%	238%	238%	237%	232%

Notes to financial statements

Delaware Diversified Income Fund	April 30, 2015 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2011–Oct. 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2015.

To Be Announced Trades (TBA) – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period

Notes to financial statements

Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gain taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays dividends from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2015, the Fund earned $868 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of the average daily net assets of the Fund; 0.50% on the next $500 million; 0.45% on the next $1.5 billion; and 0.425% on average daily net assets in excess $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2015, the Fund was charged $135,730 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2015, the Fund was charged $596,817 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fee.

Notes to financial statements

Delaware Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliated that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2015, the Fund was charged $83,666 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2015, DDLP earned $34,806 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2015, DDLP received gross CDSC commissions of $1,495 and $4,247 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$5,443,653,945
Purchases of U.S. government securities	954,554,683
Sales other than U.S. government securities	5,355,262,741
Sales of U.S. government securities	994,603,411

At April 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$5,768,753,356

Aggregate unrealized appreciation	$143,979,452
Aggregate unrealized depreciation	(65,525,302)

Net unrealized appreciation	$78,454,150

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Level 3	Total

Agency, Asset- & Mortgage- Backed Securities	$—	$1,504,820,880	$—	$1,504,820,880
Corporate Debt	—	2,946,069,288	—	2,946,069,288
Municipal Bonds	—	64,150,124	—	64,150,124
Foreign Debt	—	232,677,408	—	232,677,408
Senior Secured Loans[1]	—	653,837,859	11,427,000	665,264,859
U.S. Treasury Obligations	—	86,562,653	—	86,562,653
Common Stock	2,340,870	—	—	2,340,870
Convertible Preferred Stock[1]	19,049,685	6,141,127	—	25,190,812
Preferred Stock[1]	19,648,866	11,745,846	—	31,394,712
Short-Term Investments	—	288,735,900	—	288,735,900

Total	$41,039,421	$5,794,741,085	$11,427,000	$5,847,207,506

Foreign Currency Exchange Contracts	$—	$(947,003)	$—	$(947,003)
Futures Contracts	1,693,305	—	—	1,693,305

Notes to financial statements

Delaware Diversified Income Fund

3. Investments (continued)

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	98.28%	1.72%	100.00%
Convertible Preferred Stock	75.62%	24.38%	—	100.00%
Preferred Stock	62.59%	37.41%	—	100.00%

During the six months ended April 30, 2015, there were no transfers between Level 1 investments and Level 2 investments that had a significant impact to the Fund. During the six months ended April 30, 2015, transfers out of Level 3 investments into Level 2 investments were made in the amount of $10,193,246 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/15	10/31/14
Shares sold:
Class A	27,108,932	45,331,754
Class B	—	1,174
Class C	5,324,851	10,145,095
Class R	1,987,835	4,543,927
Institutional Class	54,603,398	146,809,977

Shares issued upon reinvestment of dividends and distributions:
Class A	4,493,174	10,982,199
Class B	—	20,489
Class C	2,024,429	3,899,038
Class R	255,970	470,459
Institutional Class	5,825,327	7,350,511

	101,623,916	229,554,623

Shares redeemed:
Class A	(48,738,003)	(192,953,742)
Class B	—	(1,076,611)
Class C	(13,015,372)	(48,662,025)
Class R	(2,205,728)	(6,059,471)
Institutional Class	(33,977,627)	(84,668,441)

	(97,936,730)	(333,420,290)

Net increase (decrease)	3,687,186	(103,865,667)

For the year ended Oct. 31, 2014, 152,636 Class B shares were converted to 152,495 Class A shares valued at $1,378,560. The amounts are included in Class B redemptions and Class A subscriptions in the table above and the “Statements of changes in net assets.”

Certain shareholders of Class A and Class C shares may exchange their shares for Institutional Class shares. For the six months ended April 30, 2015, 243,519 Class A shares and 15,594 Class C shares were exchanged to 259,458 Institutional Class shares valued at $2,346,162. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency

Notes to financial statements

Delaware Diversified Income Fund

5. Line of Credit (continued)

purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, the Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the agreement described above. The line of credit available under the agreement expires on Nov. 9, 2015.

The Fund had no amounts outstanding as of April 30, 2015, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. At April 30, 2015, the Fund posted $2,850,000 and received $120,000 in cash as collateral for certain open foreign currency exchange contracts, which is presented on the “Statement of Assets and Liabilities” as “Cash collateral due from brokers” and “Cash collateral due to brokers”, respectively.

During the six months ended April 30, 2015, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates, or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The fund posted $3,320,795 in securities collateral as margin for certain open futures contracts.

During the six months ended April 30, 2015, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

During the six months ended April 30, 2015, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts.

At April 30, 2015, the Fund had no swap contracts outstanding.

During the six months ended April 30, 2015, the Fund used CDS contracts to hedge against credit events.

Fair values of derivative instruments as of April 30, 2015 were as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized appreciation of foreign currency exchange contracts	$49,066		Unrealized depreciation of foreign currency exchange contracts	$(996,069)
Interest rate contracts (Futures contracts)	Variation margin due from broker on futures contracts	1,693,305	*	Variation margin due from broker on futures contracts	— *

Total		$1,742,371			$(996,069)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through April 30, 2015. Only current day variation margin is reported on the “Statement of assets and liabilities.”

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2015 was as follows:

	Net Realized Gain (Loss) on:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$5,563,978	$—	$—	$5,563,978
Interest rate contracts	—	5,208,465	—	5,208,465
Credit contracts	—	—	(244,258)	(244,258)

Total	$5,563,978	$5,208,465	$(244,258)	$10,528,185

	Net Change in Unrealized Appreciation (Depreciation) of:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(1,376,274)	$—	$—	$(1,376,274)
Interest rate contracts	—	648,765	—	648,765
Credit contracts	—	—	154,023	154,023

Total	$(1,376,274)	$648,765	$154,023	$(573,486)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2015.

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	59,859,848	USD	156,978,551
Futures contracts (average notional value)		390,419,337		155,029,719
CDS contracts (average notional value)*	USD	2,463,089		—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$—	$(385,785)	$(385,785)
BNP Paribas	—	(148,184)	(148,184)
BNY Mellon	—	(86,428)	(86,428)
Deutsche Bank	—	(5,002)	(5,002)
Hong Kong Shanghai Bank	—	(98,910)	(98,910)
JPMorgan Chase Bank	39,724	(236,107)	(196,383)
Toronto Dominion Bank	9,342	(4,627)	4,715
Union Bank of Switzerland	—	(31,026)	(31,026)

Total	$49,066	$(996,069)	$(947,003)

Notes to financial statements

Delaware Diversified Income Fund

7. Offsetting (continued)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities (continued)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Bank of America Merrill Lynch	$(385,785)	$—	$—	$—	$385,785	$—
BNP Paribas	(148,184)	—	—	—	120,000	(28,184)
BNY Mellon	(86,428)	—	—	—	—	(86,428)
Deutsche Bank	(5,002)	—	—	—	5,002	—
Hong Kong Shanghai Bank	(98,910)	—	—	—	98,910	—
JPMorgan Chase Bank	(196,383)	—	—	—	196,383	—
Toronto Dominion Bank	4,715	—	—	—	—	4,715
Union Bank of Switzerland	(31,026)	—	—	—	—	(31,026)

Total	$(947,003)	$—	$—	$—	$806,080	$(140,923)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$50,604,110	$(50,604,110)	$—	$—
Bank of Montreal	42,170,091	(42,170,091)	—	—
BNP Paribas	49,963,799	(49,963,799)	—	—

Total	$142,738,000	$(142,738,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY

Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments® Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At the six months ended April 30, 2015, the Fund had no securities on loan.

9. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government

Notes to financial statements

Delaware Diversified Income Fund

8. Credit and Market Risk (continued)

agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact to the Fund’s financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2015 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Diversified Income Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Adviser Funds (the “Trust”), on behalf of Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund (each, a “Fund” and together, the “Funds”), held on March 31, 2015 and reconvened to April 21, 2015 and May 12, 2015 for the proposals listed in items (ii) and (iii) below for Delaware Diversified Income Fund, the shareholders of the Trust/the Funds voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for the Funds; (iii) revise the fundamental investment restriction relating to lending for the Funds; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of the Funds of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	377,368,701.625	48.448%	98.301%	6,520,382.325	0.837%	1.699%
Ann D. Borowiec	377,497,661.478	48.464%	98.335%	6,391,422.472	0.821%	1.665%
Joseph W. Chow	377,534,720.702	48.469%	98.345%	6,354,363.248	0.816%	1.655%
Patrick P. Coyne	377,414,270.764	48.453%	98.313%	6,474,813.186	0.831%	1.687%
John A. Fry	377,491,073.066	48.463%	98.333%	6,398,010.884	0.821%	1.667%
Lucinda S. Landreth	377,396,976.901	48.451%	98.309%	6,492,107.049	0.833%	1.691%
Frances A. Sevilla-Sacasa	377,431,097.052	48.456%	98.318%	6,457,986.898	0.829%	1.682%
Thomas K. Whitford	377,574,025.766	48.474%	98.355%	6,315,058.184	0.811%	1.645%
Janet L. Yeomans	377,532,727.906	48.469%	98.344%	6,356,356.044	0.816%	1.656%
J. Richard Zecher	377,320,103.052	48.441%	98.289%	6,568,980.898	0.843%	1.711%

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Diversified Income Fund

Shares voted for	237,724,523.189
Percentage of outstanding shares	37.202%
Percentage of shares voted	72.243%
Shares voted against	11,256,121.007
Percentage of outstanding shares	1.761%
Percentage of shares voted	3.421%
Shares abstained	8,367,609.174
Percentage of outstanding shares	1.309%
Percentage of shares voted	2.543%
Broker non-votes	71,712,447.899

Delaware Global Real Estate Opportunities Fund

Shares voted for	6,077,891.020
Percentage of outstanding shares	80.832%
Percentage of shares voted	82.280%
Shares voted against	11,008.448
Percentage of outstanding shares	0.146%
Percentage of shares voted	0.149%
Shares abstained	31,761.948
Percentage of outstanding shares	0.422%
Percentage of shares voted	0.430%
Broker non-votes	1,266,215.000

Delaware U.S. Growth Fund

Shares voted for	63,584,366.207
Percentage of outstanding shares	48.028%
Percentage of shares voted	79.302%
Shares voted against	2,815,123.196
Percentage of outstanding shares	2.126%
Percentage of shares voted	3.511%
Shares abstained	310,995.891
Percentage of outstanding shares	0.235%
Percentage of shares voted	0.388%
Broker non-votes	13,469,786.000

Other Fund information (Unaudited)

Delaware Diversified Income Fund

Proxy Results (continued)

3. To revise the fundamental investment restriction relating to lending.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Diversified Income Fund

Shares voted for	236,542,353.523
Percentage of outstanding shares	37.017%
Percentage of shares voted	71.884%
Shares voted against	11,721,375.093
Percentage of outstanding shares	1.834%
Percentage of shares voted	3.562%
Shares abstained	9,084,523.754
Percentage of outstanding shares	1.422%
Percentage of shares voted	2.761%
Broker non-votes	71,712,448.899

Delaware Global Real Estate Opportunities Fund

Shares voted for	6,085,238.221
Percentage of outstanding shares	80.929%
Percentage of shares voted	82.379%
Shares voted against	25,022.195
Percentage of outstanding shares	0.333%
Percentage of shares voted	0.339%
Shares abstained	10,402.000
Percentage of outstanding shares	0.138%
Percentage of shares voted	0.141%
Broker non-votes	1,266,214.000

Delaware U.S. Growth Fund

Shares voted for	66,013,088.616
Percentage of outstanding shares	49.862%
Percentage of shares voted	82.331%
Shares voted against	361,043.749
Percentage of outstanding shares	0.273%
Percentage of shares voted	0.450%
Shares abstained	336,348.929
Percentage of outstanding shares	0.254%
Percentage of shares voted	0.419%
Broker non-votes	13,469,790.000

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Adviser Funds

Shares voted for	276,841,786.289
Percentage of outstanding shares	35.542%
Percentage of shares voted	72.115%
Shares voted against	5,466,797.899
Percentage of outstanding shares	0.702%
Percentage of shares voted	1.424%
Shares abstained	6,966,088.763
Percentage of outstanding shares	0.894%
Percentage of shares voted	1.815%
Broker non-votes	94,614,410.999

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group Adviser Funds

Shares voted for	276,183,863.480
Percentage of outstanding shares	35.457%
Percentage of shares voted	71.944%
Shares voted against	6,322,961.795
Percentage of outstanding shares	0.812%
Percentage of shares voted	1.647%
Shares abstained	6,767,846.676
Percentage of outstanding shares	0.869%
Percentage of shares voted	1.763%
Broker non-votes	94,614,411.999

Other Fund information (Unaudited)

Delaware Diversified Income Fund

Proxy Results (continued)

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Adviser Funds

Shares voted for	277,825,824.039
Percentage of outstanding shares	35.668%
Percentage of shares voted	72.371%
Shares voted against	5,038,256.207
Percentage of outstanding shares	0.647%
Percentage of shares voted	1.312%
Shares abstained	6,410,588.705
Percentage of outstanding shares	0.823%
Percentage of shares voted	1.670%
Broker non-votes	94,614,414.999

About the organization

Board of trustees
Thomas L. Bennett	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Delaware Investments®	President	Officer	PNC Financial Services Group
Family of Funds	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Private Investor	Brookline, MA	New York, NY
Rosemont, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President and
Ann D. Borowiec	President	Sevilla-Sacasa	Treasurer
Former Chief Executive	Drexel University	Chief Executive Officer	3M Corporation
Officer	Philadelphia, PA	Banco Itaú	St. Paul, MN
Private Wealth Management J.P. Morgan Chase & Co. New York, NY		International Miami, FL	J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

Roger A. Early	David F. Connor	Daniel V. Geatens	Richard Salus
President and	Senior Vice President,	Vice President and	Senior Vice President and
Chief Executive Officer	General Counsel,	Treasurer	Chief Financial Officer
Delaware Investments	and Secretary	Delaware Investments	Delaware Investments
Family of Funds	Delaware Investments	Family of Funds	Family of Funds
Philadelphia, PA	Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Alternative / specialty mutual fund

Delaware Global Real Estate Opportunities Fund

April 30, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Global Real Estate Opportunities Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Global Real Estate Opportunities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of April 30, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

©2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2014 to April 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2014 to April 30, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2014 to April 30, 2015 (Unaudited)

Delaware Global Real Estate Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Annualized Expense Ratio	Expenses Paid During Period 11/1/14 to 4/30/15*

Actual Fund return†
Class A	$1,000.00	$1,022.60	1.42%	$7.12
Class C	1,000.00	1,018.30	2.17%	10.86
Class R	1,000.00	1,021.30	1.67%	8.37
Institutional Class	1,000.00	1,025.30	1.17%	5.88

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.75	1.42%	$7.10
Class C	1,000.00	1,014.03	2.17%	10.84
Class R	1,000.00	1,016.51	1.67%	8.35
Institutional Class	1,000.00	1,018.99	1.17%	5.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / country and sector allocations

Delaware Global Real Estate Opportunities Fund	As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets

Common Stock by Country	95.42%
Australia	5.74%
Canada	1.03%
China/Hong Kong	7.65%
Finland	0.82%
France	1.81%
Germany	2.27%
Italy	0.58%
Japan	8.07%
Mexico	0.45%
Singapore	2.40%
Spain	0.56%
United Kingdom	7.46%
United States	56.58%

Right	0.06%

Short-Term Investments	5.32%

Total Value of Securities	100.80%

Liabilities Net of Receivables and Other Assets	(0.80%)

Total Net Assets	100.00%

Common stock and right by sector	Percentage of net assets

Diversified REITs	10.98%
Healthcare REITs	4.31%
Hotel REITs	4.40%
Industrial REITs	4.60%
Mall REITs	10.76%
Multifamily REITs	12.09%
Office REITs	16.40%
Office/Industrial REITs	5.84%
Real Estate Operating Companies/Developer	11.68%
Retail REITs	5.33%
Self-Storage REITs	3.34%
Shopping Center REITs	4.22%
Single Tenant REIT	0.70%
Specialty REITs	0.83%

Total	95.48%

3

Schedule of investments

Delaware Global Real Estate Opportunities Fund	April 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 95.42%Δ

Australia – 5.74%
Dexus Property Group	1	$4
Goodman Group	78,997	387,679
GPT Group-In Specie @=†	1,377,200	0
Investa Office Fund	223,028	653,363
Mirvac Group	641,269	1,016,050
Scentre Group	161,454	475,651
Westfield	122,904	913,879

		3,446,626

Canada – 1.03%
Allied Properties Real Estate Investment Trust	18,700	619,924

		619,924

China/Hong Kong – 7.65%
Hongkong Land Holdings	107,400	869,940
Hysan Development	163,072	753,495
Kerry Properties	119,000	485,670
Link REIT	65,000	403,191
Shimao Property Holdings	66,500	156,560
Sun Hung Kai Properties	115,724	1,921,992

		4,590,848

Finland – 0.82%
Citycon †	151,943	491,138

		491,138

France – 1.81%
Klepierre	18,338	889,220
Unibail-Rodamco	708	195,425

		1,084,645

Germany – 2.27%
alstria office REIT †	39,514	559,720
Deutsche Annington Immobilien	23,977	804,540

		1,364,260

Italy – 0.58%
Beni Stabili	425,029	350,359

		350,359

Japan – 8.07%
GLP J-REIT	107	110,015
Kenedix Office Investment	53	286,776
Mitsubishi Estate	78,642	1,851,019
Mitsui Fudosan	72,446	2,147,611
Mori Hills REIT Investment	89	122,141

4

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Japan (continued)
Orix JREIT	144	$212,855
Sumitomo Realty & Development	3,000	115,788

		4,846,205

Mexico – 0.45%
Prologis Property Mexico †	152,100	269,756

		269,756

Singapore – 2.40%
CapitaLand	294,600	819,793
City Developments	48,600	391,018
Mapletree Commercial Trust	197,794	230,021

		1,440,832

Spain – 0.56%
Merlin Properties Socimi †	24,576	335,866

		335,866

United Kingdom – 7.46%
British Land	80,467	1,024,954
Derwent London	14,799	779,030
Great Portland Estates	80,284	980,129
Segro	150,490	988,734
Shaftesbury	55,019	707,618

		4,480,465

United States – 56.58%
American Residential Properties †	20,615	386,737
Apartment Investment & Management	21,231	801,046
AvalonBay Communities	8,727	1,434,195
Boston Properties	11,636	1,539,559
CubeSmart	5,280	121,810
CyrusOne	13,813	448,646
DCT Industrial Trust	11,957	395,059
DDR	26,799	456,923
DiamondRock Hospitality	40,661	551,363
Douglas Emmett	20,387	581,030
Duke Realty	46,691	924,949
Equity Commonwealth †	23,515	592,813
Equity Residential	21,943	1,620,710
Essex Property Trust	3,787	840,525
Extra Space Storage	10,297	678,881
General Growth Properties	56,850	1,557,690
Gramercy Property Trust	23,248	635,600
Health Care REIT	15,083	1,086,278
Healthcare Trust of America Class A	13,740	355,729

5

Schedule of investments

Delaware Global Real Estate Opportunities Fund

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

United States (continued)
Highwoods Properties	10,040	$432,122
Host Hotels & Resorts	31,980	644,077
Hudson Pacific Properties	14,682	442,809
Kilroy Realty	14,574	1,034,608
Kimco Realty	31,421	757,246
Kite Realty Group Trust	5,823	152,563
Macerich	9,444	772,141
Paramount Group	36,644	671,318
Pebblebrook Hotel Trust	13,270	569,814
Post Properties	9,382	536,369
Prologis	17,898	719,500
PS Business Parks	5,078	387,705
Public Storage	6,405	1,203,564
Regency Centers	10,981	689,387
RLJ Lodging Trust	22,742	674,755
Simon Property Group	19,240	3,491,862
SL Green Realty	9,623	1,177,470
Spirit Realty Capital	37,507	423,454
Strategic Hotels & Resorts †	17,433	203,966
Taubman Centers	8,896	640,601
UDR	37,318	1,222,911
Ventas	16,610	1,144,429
Vornado Realty Trust	9,349	967,528

		33,969,742

Total Common Stock (cost $53,791,269)		57,290,666

Right – 0.06%Δ

Spain – 0.06%
Merlin Properties Socimi exercise price EUR 9.50, expiration date 5/2/15	23,443	35,788

Total Right (cost $1,017)		35,788

	Principal amount°

Short-Term Investments – 5.32%

Discount Notes – 1.88%≠
Federal Home Loan Bank
0.05% 6/1/15	340,026	340,015
0.065% 6/5/15	150,544	150,539
0.075% 6/4/15	65,222	65,219

6

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Discount Notes≠ (continued)
Federal Home Loan Bank
0.075% 6/29/15	65,222	$65,218
0.08% 7/17/15	164,703	164,685
0.08% 7/22/15	219,603	219,578
0.095% 7/14/15	123,921	123,908

		1,129,162

Repurchase Agreements – 3.44%
Bank of America Merrill Lynch 0.06%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $731,031 (collateralized by U.S. government obligations 0.25%–2.00% 8/31/21–1/15/25; market value $745,650)	731,029	731,029
Bank of Montreal 0.08%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $609,193 (collateralized by U.S. government obligations 0.00%–9.125% 2/4/16–7/15/24; market value $621,375)	609,191	609,191
BNP Paribas 0.10%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $721,781 (collateralized by U.S. government obligations 0.00%–2.00% 8/6/15–11/15/42; market value $736,215)	721,780	721,780

		2,062,000

Total Short-Term Investments (cost $3,191,111)		3,191,162

Total Value of Securities – 100.80% (cost $56,983,397)		$60,517,616

@	Illiquid security. At April 30, 2015, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 3 in “Security type / country and sector allocations.”

7

Schedule of investments

Delaware Global Real Estate Opportunities Fund

The following foreign currency exchange contracts were outstanding at April 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	AUD	288,786	USD	(230,686)	5/1/15	$(2,139)
BNYM	AUD	140,216	USD	(112,981)	5/4/15	(2,033)
BNYM	EUR	53,682	USD	(60,191)	5/5/15	73
BNYM	EUR	5,449	USD	(6,110)	5/6/15	8
BNYM	GBP	53,597	USD	(82,195)	5/5/15	82
BNYM	JPY	(13,940,067)	USD	117,006	5/1/15	254
BNYM	JPY	4,494,935	USD	(37,842)	5/7/15	(197)
BNYM	MXN	76,236	USD	(4,959)	5/6/15	10
BNYM	SGD	66,955	USD	(50,838)	5/4/15	(244)

						$(4,186)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

AUD – Australian Dollar

BNYM – BNY Mellon

EUR – European Monetary Unit

GBP – British Pound Sterling

JPY – Japanese Yen

MXN – Mexican Peso

REIT – Real Estate Investment Trust

SGD – Singapore Dollar

USD – U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

8

Statement of assets and liabilities

Delaware Global Real Estate Opportunities Fund	April 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$57,326,454
Short-term investments, at value[2]	3,191,162
Cash	3,130
Foreign currencies, at value[3]	3
Receivable for securities sold	894,383
Receivable for fund shares sold	425,709
Dividends and interest receivable	103,416
Unrealized appreciation on foreign currency exchange contracts	230

Total assets	61,944,487

Liabilities:
Payable for securities purchased	1,693,255
Payable for fund shares redeemed	103,086
Investment management fees payable	52,076
Other accrued expenses	45,643
Distribution fees payable to affiliates	4,186
Other affiliates payable	1,559
Trustees’ fees and expenses payable	140
Unrealized depreciation on foreign currency exchange contracts	4,416

Total liabilities	1,904,361

Total Net Assets	$60,040,126

Net Assets Consist of:
Paid-in capital	$149,790,314
Distributions in excess of net investment income	(209,747)
Accumulated net realized loss on investments	(93,071,808)
Net unrealized appreciation of investments, foreign currencies, and derivatives	3,531,367

Total Net Assets	$60,040,126

9

Statement of assets and liabilities

Delaware Global Real Estate Opportunities Fund

Net Asset Value
Class A:
Net assets	$9,926,539
Shares of beneficial interest outstanding, unlimited authorization, no par	1,368,954
Net asset value per share	$7.25
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$7.69

Class C:
Net assets	$2,560,790
Shares of beneficial interest outstanding, unlimited authorization, no par	353,729
Net asset value per share	$7.24

Class R:
Net assets	$264,399
Shares of beneficial interest outstanding, unlimited authorization, no par	36,502
Net asset value per share	$7.24

Institutional Class:
Net assets	$47,288,398
Shares of beneficial interest outstanding, unlimited authorization, no par	6,527,042
Net asset value per share	$7.24

[1]Investments, at cost	$53,792,286
[2]Short-term investments, at cost	3,191,111
[3]Foreign currencies, at cost	3

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations

Delaware Global Real Estate Opportunities Fund	Six months ended April 30, 2015 (Unaudited)

Investment Income:
Dividends	$888,731
Interest	7,460
Foreign tax withheld	(27,370)

868,821

Expenses:
Management fees	275,580
Distribution expenses – Class A	9,538
Distribution expenses – Class C	11,893
Distribution expenses – Class R	431
Registration fees	31,596
Dividend disbursing and transfer agent fees and expenses	20,470
Audit and tax	19,631
Reports and statements to shareholders	17,100
Accounting and administration expenses	8,911
Custodian fees	7,389
Legal fees	2,157
Trustee’s fees and expenses	1,275
Other	6,991

412,962
Less expenses waived	(66,336)
Less expense paid indirectly	(13)

Total operating expenses	346,613

Net Investment Income	522,208

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,391,597
Foreign currencies	4,925
Foreign currency exchange contracts	(29,333)

Net realized gain	2,367,189

Net change in unrealized appreciation (depreciation) of:
Investments	(1,777,098)
Foreign currencies	(85)
Foreign currency exchange contracts	1,051

Net change in unrealized appreciation (depreciation)	(1,776,132)

Net Realized and Unrealized Gain	591,057

Net Increase in Net Assets Resulting from Operations	$1,113,265

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets

Delaware Global Real Estate Opportunities Fund

	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$522,208	$988,781
Net realized gain	2,367,189	2,644,256
Net change in unrealized appreciation (depreciation)	(1,776,132)	2,170,418

Net increase in net assets resulting from operations	1,113,265	5,803,455

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(109,931)	(159,306)
Class C	(24,824)	(22,045)
Class R	(2,063)	(963)
Institutional Class	(752,364)	(1,562,972)

	(889,182)	(1,745,286)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,268,918	6,540,240
Class C	735,820	1,589,505
Class R	155,674	89,526
Institutional Class	7,886,760	13,834,067

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	105,130	151,317
Class C	22,528	21,387
Class R	2,063	963
Institutional Class	257,993	287,571

	13,434,886	22,514,576

12

	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(999,987)	$(5,097,137)
Class C	(320,916)	(219,233)
Class R	(10,990)	(703)
Institutional Class	(6,096,463)	(21,673,279)

	(7,428,356)	(26,990,352)

Increase (decrease) in net assets derived from capital share transactions	6,006,530	(4,475,776)

Net Increase (Decrease) in Net Assets	6,230,613	(417,607)

Net Assets:
Beginning of period	53,809,513	54,227,120

End of period	$60,040,126	$53,809,513

Undistributed (distributions in excess of) net investment income	$(209,747)	$157,227

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Global Real Estate Opportunities Fund Class A1

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled® Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio which occurred after the close of business on Sept. 28, 2012. Prior to the Reorganization, the Fund had no investment operations. The information shown for 2012 and earlier is historical information for The Global Real Estate Securities Portfolio. Because the Fund’s fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund’s performance would have been lower than that of The Global Real Estate Securities Portfolio.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 4/30/15[2]	Year ended
(Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

$ 7.200	$6.650	$6.060	$5.370	$5.780	$5.040

0.062	0.116	0.079	0.103	0.148	0.129
0.100	0.642	0.696	0.799	(0.069)	0.973

0.162	0.758	0.775	0.902	0.079	1.102

(0.112)	(0.208)	(0.185)	(0.212)	(0.489)	(0.362)

(0.112)	(0.208)	(0.185)	(0.212)	(0.489)	(0.362)

$ 7.250	$7.200	$6.650	$6.060	$5.370	$5.780

2.26%	11.80%	13.11%	17.79%	1.68%	23.26%

$ 9,927	$6,571	$4,340	$297	$8	$8
1.42%	1.40%	1.40%	1.38%	1.39%	1.50%
1.65%	1.78%	1.66%	1.52%	1.49%	1.50%
1.70%	1.72%	1.21%	1.65%	2.69%	2.52%
1.47%	1.34%	0.95%	1.51%	2.59%	2.52%
50%	107%	112%	128%	155%	185%

15

Financial highlights

Delaware Global Real Estate Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 4/30/15[1]	Year ended		10/1/12[2] to
(Unaudited)	10/31/14	10/31/13	10/31/12

$ 7.190	$6.640	$6.060	$5.960

0.035	0.066	0.030	(0.005)
0.096	0.637	0.705	0.105

0.131	0.703	0.735	0.100

(0.081)	(0.153)	(0.155)	—

(0.081)	(0.153)	(0.155)	—

$ 7.240	$7.190	$6.640	$6.060

1.83%	11.06%	12.23%	1.68%

$ 2,561	$2,119	$572	$25
2.17%	2.15%	2.15%	2.15%
2.40%	2.53%	2.41%	2.52%
0.95%	0.97%	0.46%	(0.93%)
0.72%	0.59%	0.20%	(1.30%)
50%	107%	112%	128%[5]

17

Financial highlights

Delaware Global Real Estate Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 4/30/15[1] (Unaudited)	Year ended		10/1/12[2] to
	10/31/14	10/31/13	10/31/12

$ 7.190	$6.640	$6.060	$5.960

0.053	0.101	0.062	(0.002)
0.099	0.637	0.699	0.102

0.152	0.738	0.761	0.100

(0.102)	(0.188)	(0.181)	—

(0.102)	(0.188)	(0.181)	—

$ 7.240	$7.190	$6.640	$6.060

2.13%	11.48%	12.87%	1.68%

$ 264	$121	$24	$7
1.67%	1.65%	1.65%	1.65%
1.90%	2.03%	2.00%	2.12%
1.45%	1.47%	0.96%	(0.43%)
1.22%	1.09%	0.61%	(0.90%)
50%	107%	112%	128%[5]

19

Financial highlights

Delaware Global Real Estate Opportunities Fund Institutional Class1

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled® Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio which occurred after the close of business on Sept. 28, 2012. Prior to the Reorganization, the Fund had no investment operations. The information shown for 2012 and earlier is historical information for The Global Real Estate Securities Portfolio. Because the Fund’s fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund’s performance would have been lower than that of The Global Real Estate Securities Portfolio.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 4/30/15[2]	Year ended
(Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

$ 7.190	$6.650	$6.060	$5.390	$5.790	$5.050

0.071	0.132	0.094	0.105	0.163	0.142
0.100	0.633	0.707	0.791	(0.061)	0.971

0.171	0.765	0.801	0.896	0.102	1.113

(0.121)	(0.225)	(0.211)	(0.226)	(0.502)	(0.373)

(0.121)	(0.225)	(0.211)	(0.226)	(0.502)	(0.373)

$ 7.240	$7.190	$6.650	$6.060	$5.390	$5.790

2.53%	11.93%	13.58%	17.68%	2.10%	23.49%

$47,288	$44,999	$49,291	$76,426	$49,359	$60,307
1.17%	1.15%	1.15%	1.13%	1.14%	1.25%
1.40%	1.53%	1.41%	1.27%	1.24%	1.25%
1.95%	1.97%	1.46%	1.90%	2.94%	2.77%
1.72%	1.59%	1.20%	1.76%	2.84%	2.77%
50%	107%	112%	128%	155%	185%

21

Notes to financial statements

Delaware Global Real Estate Opportunities Fund	April 30, 2015 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Global Real Estate Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return through a combination of current income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

22

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2011–Oct. 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2015.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

23

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

1. Significant Accounting Policies (continued)

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2015, the Fund earned $13 under the agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.99% on the first $100 million of the average daily net assets of the Fund, 0.90% on the next $150 million, and 0.80% on average daily net assets in excess of $250 million.

DMC has contractually agreed to waive that portion if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those

24

relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) do not exceed 1.15% of the Fund’s average daily net assets from Nov. 1, 2014 through April 30, 2015.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

*The contractual waiver period is Feb. 28, 2013 to Feb. 29, 2016.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2015, the Fund was charged $1,318 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2015, the amount charged by DIFSC was $5,792. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2015, the Fund was charged $799 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

25

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended April 30, 2015, DDLP earned $4,154 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2015, DDLP received gross CDSC commissions of $235 on redemptions of the Fund’s Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$32,000,747
Sales	26,892,832

At April 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$56,983,397

Aggregate unrealized appreciation	$5,043,015
Aggregate unrealized depreciation	(1,508,796)

Net unrealized appreciation	$3,534,219

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Oct. 31, 2014* will expire as follows: $40,907,101 expires in 2016, $50,784,384 expires in 2017, and $3,400,957 expires in 2018.

*The amount of this loss which can be utilized in subsequent years may be subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Global Real Estate Securities Fund on Sept. 28, 2012.

On Dec. 22, 2010 the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At April 30, 2015, there were no capital loss carryforwards incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current

26

market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

27

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$3,446,626	$—	$3,446,626
Canada	619,924	—	—	619,924
China/Hong Kong	869,940	3,720,908	—	4,590,848
Finland	—	491,138	—	491,138
France	—	1,084,645	—	1,084,645
Germany	—	1,364,260	—	1,364,260
Italy	—	350,359	—	350,359
Japan	—	4,846,205	—	4,846,205
Mexico	269,756	—	—	269,756
Singapore	—	1,440,832	—	1,440,832
Spain	335,866	—	—	335,866
United Kingdom	—	4,480,465	—	4,480,465
United States	33,969,742	—	—	33,969,742
Right	35,788	—	—	35,788
Short-Term Investments	—	3,191,162	—	3,191,162

Total	$36,101,016	$24,416,600	$—	$60,517,616

Foreign Currency Exchange Contracts	$—	$(4,186)	$—	$(4,186)

The securities deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at April 30, 2015, a portion of the Fund’s common stock was categorized as Level 2.

During the six months ended April 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in the classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

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A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/15	Year ended 10/31/14
Shares sold:
Class A	577,491	979,245
Class C	99,615	237,941
Class R	20,923	13,205
Institutional Class	1,069,106	2,027,984

Shares issued upon reinvestment of dividends and distributions:
Class A	14,489	23,284
Class C	3,126	3,328
Class R	285	147
Institutional Class	35,607	44,280

	1,820,642	3,329,414

Shares redeemed:
Class A	(135,572)	(742,232)
Class C	(43,877)	(32,589)
Class R	(1,489)	(99)
Institutional Class	(832,377)	(3,229,334)

	(1,013,315)	(4,004,254)

Net increase (decrease)	807,327	(674,840)

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, the Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above

29

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

5. Line of Credit (continued)

and operates in substantially the same manner as the agreement described above. The line of credit available under the agreement expires on Nov. 9, 2015.

The Fund had no amounts outstanding as of April 30, 2015, or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$—	$(4,186)	$(4,186)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
BNY Mellon	$(4,186)	$—	$—	$—	$—	$(4,186)

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Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$731,029	$(731,029)	$—	$—
Bank of Montreal	609,191	(609,191)	—	—
BNP Paribas	721,780	(721,780)	—	—

Total	$2,062,000	$(2,062,000)	$—	$—

(a)Net amount represents the net receivable/(payable) that would be due from/(to) the counterparty in an event of default.

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The Fund may also enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended April 30, 2015, the Fund held foreign currency exchange contracts, which are reflected on the “Statement of operations” under “Net realized gain (loss) on foreign currency exchange contracts.”

31

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

7. Derivatives (continued)

During the six months ended April 30, 2015, the Fund used foreign currency exchange contracts to fix the U.S. dollar value of a security between the trade date and settlement date.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2015:

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	136,532	USD	136,663

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan

32

premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2015, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit

33

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

9. Credit and Market Risk (continued)

on investments in illiquid securities. As of April 30, 2015, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact to the Fund’s financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2015 that would require recognition or disclosure in the Fund’s financial statements.

34

Other Fund information (Unaudited)

Delaware Global Real Estate Opportunities Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Adviser Funds (the “Trust”), on behalf of Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund (each, a “Fund” and together, the “Funds”), held on March 31, 2015 and reconvened to April 21, 2015 and May 12, 2015 for the proposals listed in items (ii) and (iii) below for Delaware Diversified Income Fund, the shareholders of the Trust/the Funds voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for the Funds; (iii) revise the fundamental investment restriction relating to lending for the Funds; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of the Funds of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	377,368,701.625	48.448%	98.301%	6,520,382.325	0.837%	1.699%
Ann D. Borowiec	377,497,661.478	48.464%	98.335%	6,391,422.472	0.821%	1.665%
Joseph W. Chow	377,534,720.702	48.469%	98.345%	6,354,363.248	0.816%	1.655%
Patrick P. Coyne	377,414,270.764	48.453%	98.313%	6,474,813.186	0.831%	1.687%
John A. Fry	377,491,073.066	48.463%	98.333%	6,398,010.884	0.821%	1.667%
Lucinda S. Landreth	377,396,976.901	48.451%	98.309%	6,492,107.049	0.833%	1.691%
Frances A. Sevilla-Sacasa	377,431,097.052	48.456%	98.318%	6,457,986.898	0.829%	1.682%
Thomas K. Whitford	377,574,025.766	48.474%	98.355%	6,315,058.184	0.811%	1.645%
Janet L. Yeomans	377,532,727.906	48.469%	98.344%	6,356,356.044	0.816%	1.656%
J. Richard Zecher	377,320,103.052	48.441%	98.289%	6,568,980.898	0.843%	1.711%

35

Other Fund information (Unaudited)

Delaware Global Real Estate Opportunities Fund

Proxy Results (continued)

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Diversified Income Fund

Shares voted for	237,724,523.189
Percentage of outstanding shares	37.202%
Percentage of shares voted	72.243%
Shares voted against	11,256,121.007
Percentage of outstanding shares	1.761%
Percentage of shares voted	3.421%
Shares abstained	8,367,609.174
Percentage of outstanding shares	1.309%
Percentage of shares voted	2.543%
Broker non-votes	71,712,447.899

Delaware Global Real Estate Opportunities Fund

Shares voted for	6,077,891.020
Percentage of outstanding shares	80.832%
Percentage of shares voted	82.280%
Shares voted against	11,008.448
Percentage of outstanding shares	0.146%
Percentage of shares voted	0.149%
Shares abstained	31,761.948
Percentage of outstanding shares	0.422%
Percentage of shares voted	0.430%
Broker non-votes	1,266,215.000

Delaware U.S. Growth Fund

Shares voted for	63,584,366.207
Percentage of outstanding shares	48.028%
Percentage of shares voted	79.302%
Shares voted against	2,815,123.196
Percentage of outstanding shares	2.126%
Percentage of shares voted	3.511%
Shares abstained	310,995.891
Percentage of outstanding shares	0.235%
Percentage of shares voted	0.388%
Broker non-votes	13,469,786.000

36

3. To revise the fundamental investment restriction relating to lending.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Diversified Income Fund

Shares voted for	236,542,353.523
Percentage of outstanding shares	37.017%
Percentage of shares voted	71.884%
Shares voted against	11,721,375.093
Percentage of outstanding shares	1.834%
Percentage of shares voted	3.562%
Shares abstained	9,084,523.754
Percentage of outstanding shares	1.422%
Percentage of shares voted	2.761%
Broker non-votes	71,712,448.899

Delaware Global Real Estate Opportunities Fund

Shares voted for	6,085,238.221
Percentage of outstanding shares	80.929%
Percentage of shares voted	82.379%
Shares voted against	25,022.195
Percentage of outstanding shares	0.333%
Percentage of shares voted	0.339%
Shares abstained	10,402.000
Percentage of outstanding shares	0.138%
Percentage of shares voted	0.141%
Broker non-votes	1,266,214.000

Delaware U.S. Growth Fund

Shares voted for	66,013,088.616
Percentage of outstanding shares	49.862%
Percentage of shares voted	82.331%
Shares voted against	361,043.749
Percentage of outstanding shares	0.273%
Percentage of shares voted	0.450%
Shares abstained	336,348.929
Percentage of outstanding shares	0.254%
Percentage of shares voted	0.419%
Broker non-votes	13,469,790.000

37

Other Fund information (Unaudited)

Delaware Global Real Estate Opportunities Fund

Proxy Results (continued)

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Adviser Funds

Shares voted for	276,841,786.289
Percentage of outstanding shares	35.542%
Percentage of shares voted	72.115%
Shares voted against	5,466,797.899
Percentage of outstanding shares	0.702%
Percentage of shares voted	1.424%
Shares abstained	6,966,088.763
Percentage of outstanding shares	0.894%
Percentage of shares voted	1.815%
Broker non-votes	94,614,410.999

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group Adviser Funds

Shares voted for	276,183,863.480
Percentage of outstanding shares	35.457%
Percentage of shares voted	71.944%
Shares voted against	6,322,961.795
Percentage of outstanding shares	0.812%
Percentage of shares voted	1.647%
Shares abstained	6,767,846.676
Percentage of outstanding shares	0.869%
Percentage of shares voted	1.763%
Broker non-votes	94,614,411.999

38

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Adviser Funds

Shares voted for	277,825,824.039
Percentage of outstanding shares	35.668%
Percentage of shares voted	72.371%
Shares voted against	5,038,256.207
Percentage of outstanding shares	0.647%
Percentage of shares voted	1.312%
Shares abstained	6,410,588.705
Percentage of outstanding shares	0.823%
Percentage of shares voted	1.670%
Broker non-votes	94,614,414.999

39

About the organization

Board of trustees

Thomas L. Bennett

Chairman of the Board

Delaware Investments®

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

Roger A. Early President and Chief Executive Officer Delaware Investments Family of Funds Philadelphia, PA	David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Global Real Estate Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

40

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® ADVISER FUNDS

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	July 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	July 2, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2015